As filed with the Securities and Exchange Commission on March 8, 2024

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23227

SYNTAX ETF TRUST

(Exact Name of Registrant as Specified in Charter)

One Liberty Plaza, 46th Floor

New York, NY 10006

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 880-0200

Carly Arison, One Liberty Plaza, 46th Floor New York, NY 10006

(Name and Address of Agent for Service)

Copies to:

Laura E. Flores

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004-2541

Date of fiscal year end:        December 31

Date of reporting period:     December 31, 2023

Item 1:	Report(s) to Shareholders.

The Annual Report is attached.

ANNUAL REPORT
Syntax Stratified LargeCap ETF
Syntax Stratified MidCap ETF
Syntax Stratified SmallCap ETF
Syntax Stratified U.S. Total Market ETF
Syntax Stratified U.S. Total Market Hedged ETF
Syntax Stratified Total Market II ETF
December 31, 2023

Syntax ETF Trust
Annual Report
December 31, 2023
This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

Syntax ETF Trust (Unaudited)
Dear Shareholder,
Enclosed is the report for the Syntax ETF Trust (“Syntax”) for the period ending December 31, 2023, together with Management's Discussion and Analysis for the Syntax Stratified LargeCap ETF (“SSPY”), the Syntax Stratified MidCap ETF (“SMDY”), the Syntax Stratified SmallCap ETF (“SSLY”), the Syntax Stratified U.S. Total Market ETF (“SYUS”), the Syntax Stratified U.S. Total Market Hedged ETF (“SHUS”), and the Syntax Stratified Total Market II (“SYII”).  Also included is information about the respective indices for SSPY, SMDY, and SSLY - the Syntax Stratified LargeCap Index, the Syntax Stratified MidCap Index, and the Syntax Stratified SmallCap Index.
Syntax offers investors investment products that track Stratified Weight versions of major market indices. Stratification is a patented method of index construction whose goal is to provide diversification across business risks1. The stratification process determines the common economic and business risks companies face and equally divides stocks within carefully defined segments defined by those common risks. In contrast to both capitalization-weighted and equal-weighted indices, stratification uses economic factors as its weighting determinant. We believe that this gives stratification a long-term advantage compared to more traditional weighting methods.
The rising domestic equity markets in 2023 were a mirror image of the falling markets in 2022. Concerns around tech valuations and rising interest rates drove the market down in 2022, only to see the buzz surrounding AI and the prospective of falling rates drive markets forward in 2023. The diversified business risk profile of the Syntax Stratified LargeCap strategy provided a positive performance differential on the downside in 2022, whereas the cap weighted S&P 500 benefited from its overconcentration in tech and information sectors in 2023. For the year, the Syntax Stratified LargeCap ETF underperformed the S&P 500 Index by 12.62% and underperformed the S&P 500 Equal Weight Index by 0.20%.
The relative outperformance of the S&P 500 versus SSPY for the year was driven by the performance and overweighting of the Information and Information Tools sectors. As of December 31, 2023, these two sectors comprised over 47% of the S&P 500 Index whereas they were under 25% weight in SSPY. More specifically, within these two sectors, the S&P 500’s performance was driven by the group of companies that have become to be known as the Magnificent Seven: Apple, Microsoft, Meta Platforms, NVIDIA, Amazon, Alphabet and Tesla. These seven stocks accounted for approximately 64% of the return of the S&P 500 Index and represented approximately 28% weight in the S&P 500 index as of December 31, 2023. In contrast, because SSPY’s Stratified Weight seeks to diversify across sectors and sub-sectors and avoid overconcentration risk, these 7 companies only represented 2.29% of the SSPY’s weight and were significantly smaller drivers of SSPY’s performance for the year.
The Syntax Stratified MidCap (SMDY) and Syntax Stratified SmallCap ETFs (SSLY) were also affected by the rising market. For the year ending December 31, 2023, the Syntax Stratified MidCap ETF rose 17.30% on a market price basis and 17.29% on a net asset value (“NAV”) basis, versus the S&P 400 MidCap Index that returned 16.44%. For the year ending December 31, 2023, SSLY returned 11.54% on a market price basis and 11.57% on a net asset value (“NAV”) basis, compared to the S&P SmallCap 600 Index that returned 16.05%.
The Syntax Stratified U.S. Total Market ETF (SYUS) returned 13.89% on a market price basis and 13.89% on a net asset value (“NAV”) basis, versus the S&P 1500 Composite Index that returned 25.47%. During 2023, SYUS’s largest holding was SSPY, with a target weight of approximately 85% in the portfolio, which helped drive underperformance for the year.
The Syntax Stratified Total Market II ETF (SYII) returned 13.85% on a market price basis and 13.89% on a net asset value (“NAV”) basis, versus the S&P 1500 Composite Index that returned 25.47%. During 2023, SYII’s largest holding was SSPY, with a target weight of approximately 85% in the portfolio, which helped drive underperformance for the year.
1Business risks are risks related to the nature of a company's business: what it does, who its customers are, what supplies it utilizes, and other such attributes.

The Syntax Stratified U.S. Total Market Hedged ETF (SHUS) returned 5.81% on a market price basis and 6.14% on a net asset value (“NAV”) basis. SHUS underperformed against the unhedged S&P Composite 1500 Index, which returned 25.47% for the year ending December 31, 2023. For the year, SHUS’s underperformance was driven by both the equity allocation and the hedge: SHUS’s target equity allocation is 85% to SSPY, and the hedge saw negative performance for the year, both contributing to the performance differential versus the S&P Composite 1500 Index.
Overall, while 2023 was a challenging year for the Stratified Weight methodology versus the cap-weighting methodology, we continue to believe that the power of business risk diversification. As we have consistently highlighted in our research, market cap-weighted indices often become overexposed to groups of companies with common business risks, such as the current concentration in technology stocks and the Magnificent Seven within the US large-cap space. The goal of the Stratified Weight methodology is to deliver an unbiased return that is representative of all the business opportunities in the market, not just the largest ones. The goal is to prevent one sector, industry, or sub-sector from becoming concentrated in the portfolio.
As we move into 2024, challenges and uncertainty remain, with increasing concerns about geopolitical risks, inflation, a cooling labor market, and the impact of higher interest rates on the markets. During periods of uncertainty and volatility, it has historically been prudent to have diversified portfolios. Syntax believes that diversifying across business risks using the Stratified Weight approach offers investors a unique solution to diversification in equity portfolios, and we believe that the Stratified Weight methodology remains well-positioned in the face of the uncertainties and challenges that are constant features of the markets.

Syntax Stratified LargeCap ETF (SSPY)
Manager’s Note (Unaudited)

The Syntax Stratified LargeCap ETF (the “Fund”) seeks to track the returns (before fees and expenses) of its underlying index – the Syntax Stratified LargeCap Index (the “Index”). The Index reweights the constituents of the S&P 500® to address the related business risk concentrations that occur in capitalization-weighted and equal-weighted indices. Its goal is to deliver an unbiased return that is representative of all the business opportunities represented by the index constituents.
When compared to capitalization-weighted and equal weighted strategies, the Stratified approach may provide the following potential advantages:
- Reduce the negative impact of a significant correction in an overweight sector.
- Increase the chance of participating in all sectors during a market rally.
- Capture a fuller range of market opportunities.
In accordance with its guidelines and procedures, Syntax, LLC (“Syntax” or the “Index Provider”) has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) to calculate and maintain the Index, which is a Stratified WeightTM version of the S&P 500 Index. Unlike the S&P 500 Index, which employs a market capitalization weighted methodology, the Index utilizes a patented investment technology to diversify the same constituents and use the same rebalancing schedule as the S&P 500, the primary difference is the weighting scheme applied. The Fund generally invests in all of the securities comprising the Index in proportion to their weightings in the Index.
For the year ended December 31, 2023, on a market price basis, the Fund returned 13.71%. On a net asset value (“NAV”) basis, the Fund returned 13.67%. During the same time period, the Index returned 14.05%. During the year, the Fund aimed to fully replicate the components of the Index; therefore, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to fees and operating expenses that the Fund incurred during the period.
During this same time period, the S&P 500 Index returned 26.29% and the S&P 500 Equal Weight Index returned 13.87%. The S&P 500 is an unmanaged index weighted by market capitalization based on the average performance of approximately 503 equity securities. The S&P Equal Weight 500 is an unmanaged index and is the equal-weight version of the S&P 500 Index. It includes the same companies as the S&P 500 Index, but each company is allocated an equal fixed weight of the index at each quarterly rebalance.
The S&P 500 Index and the S&P 500 Equal Weight Index were selected as performance comparators for their recognition in the marketplace. Their performance comparison is a useful measure for investors as a broad representation of the U.S. equity market using two different weighting methodologies: capitalization weighting and equal weighting. Both indices also use the same underlying universe as the Index. The performance of the Fund differed from the S&P 500 Index and the S&P 500 Equal Weight Index in part because the Fund employs a Stratified Weight methodology.

Syntax Stratified LargeCap ETF (SSPY)
Manager’s Note (Unaudited)

Portfolio Allocations
Top 10 Holdings and Portfolio Weights
Costco Wholesale Corp.	0.80%
TJX Cos., Inc.	0.78%
Ross Stores, Inc.	0.78%
Walmart, Inc.	0.78%
Chevron Corp.	0.77%
Kroger Co.	0.76%
Exxon Mobil Corp.	0.75%
Walgreens Boots Alliance, Inc.	0.75%
Sysco Corp.	0.74%
CVS Health Corp.	0.70%
As of December 31, 2023. Holdings subject to change
Sector Breakdown
Healthcare	12.70%
Industrials	12.69%
Financials	12.61%
Information Tools	12.52%
Consumer Products Services	12.52%
Information	12.31%
Food	12.20%
Energy	12.17%
Other Assets in Excess of Liabilities	0.28%
As of December 31, 2023. (% of the Fund’s Net Assets)
Due to rounding, numbers presented may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Syntax Stratified LargeCap ETF (SSPY)
Manager’s Note (Unaudited)

Performance: Growth of $10,000
Performance Return (%) As of December 31, 2023
	Cumulative		Annualized				Calendar Year
	YTD	4Q23	1Y	3Y	5Y	Since Fund Inception	2015	2016	2017	2018	2019	2020	2021	2022	2023
SSPY NAV (%)	13.67	10.79	13.67	10.01	14.01	10.33	-1.44	14.11	19.73	-6.57	28.93	12.18	28.76	-9.02	13.67
SSPY Market Price (%)	13.71	10.76	13.71	9.99	--	--	--	--	--	--	28.90	12.22	28.82	-9.17	13.71
Syntax Stratified LargeCap Index (TR)	14.05	10.91	14.05	10.37	14.34	--	--	--	20.12	-6.43	29.33	12.38	29.25	-8.79	14.05
S&P 500 Index (TR)	26.29	11.69	26.29	10.00	15.69	11.85	1.38	11.96	21.83	-4.38	31.49	18.40	28.71	-18.11	26.29
S&P 500 Equal Weight Index (TR)	13.87	11.87	13.87	9.34	13.77	9.96	-2.20	14.80	18.90	-7.64	29.24	12.83	29.63	-11.45	13.87
Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The Growth of $10,000 chart represents a hypothetical investment based upon the historical performance of the Fund. It includes the reinvestment of dividends and capital gains at net asset value: actual returns may differ. Performance reflects contractual reimbursements in effect until May 1, 2024. In the absence of such reimbursements, performance would be reduced. The gross and net expense ratios of the Fund are 0.45% and 0.30%, respectively. Indexes are unmanaged and do not incur fees, expenses, and other costs. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here.  Please see important disclosures relating to Portability of Performance on page 18. A privately offered fund managed by Syntax Advisors, LLC was reorganized into the Syntax Stratified Largecap ETF (“the Fund”) as of January 2, 2019 upon commencement of the ETF operations. For periods prior to the commencement of ETF operations, the Fund’s performance is that of the private fund. The Fund’s NAV price as of January 2, 2019 was used in calculating market price performance for January 2 and January 3, prior to the fund first trading on the New York Stock Exchange on January 4, 2019. The Fund is subject to certain risks, including but not limited to, equity securities risk, large-capitalization risk, index tracking risk, passive strategy/index risk and market trading risk. Investing involves risk, including possible loss of principal.
Performance data current to the most recent month end is available by calling (866) 972-4492.

Syntax Stratified MidCap ETF (SMDY)
Manager’s Note (Unaudited)

The Syntax Stratified MidCap ETF (the “Fund”) seeks to track the returns (before fees and expenses) of its underlying index – the Syntax Stratified MidCap Index (the “Index”). The Index reweights the constituents of the S&P 400® to address the related business risk concentrations that occur in capitalization-weighted and equal-weighted indices. Its goal is to deliver an unbiased return that is representative of all the business opportunities represented by the constituents of the Index.
When compared to capitalization-weighted and equal weighted strategies, the Stratified approach may provide the following potential advantages:
- Reduce the negative impact of a significant correction in an overweight sector.
- Increase the chance of participating in all sectors during a market rally.
- Capture a fuller range of market opportunities.
In accordance with its guidelines and procedures, Syntax, LLC (“Syntax” or the “Index Provider”) has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) to calculate and maintain the Index, which is a Stratified WeightTM version of the S&P 400 Index. Unlike the S&P 400 Index, which employs a market capitalization weighted methodology, the Index utilizes a patented investment technology to diversify the same constituents and use the same rebalancing schedule as the S&P 400, the primary difference is the weighting scheme applied. The Fund generally invests in all of the securities comprising the Index in proportion to their weightings in the Index.
For the year ended December 31, 2023, on a market price basis, the Fund returned 17.30%. On a net asset value (“NAV”) basis, the Fund returned 17.29%. During the same time period, the Index returned 17.81%. During the year, the Fund aimed to fully replicate the components of the Index; therefore, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to fees and operating expenses that the Fund incurred during the period.
During this same time period, the S&P 400 Index returned 16.44% and the S&P 400 Equal Weight Index returned 17.72%. The S&P 400 is an unmanaged index weighted by market capitalization based on the average performance of approximately 401 equity securities. The S&P Equal Weight 400 is an unmanaged index and is the equal-weight version of the S&P 400 Index. It includes the same companies as the S&P 400 Index, but each company is allocated an equal fixed weight of the index at each quarterly rebalance.
The S&P 400 Index and the S&P 400 Equal Weight Index were selected as performance comparators for their recognition in the marketplace. Both indices also use the same underlying universe as the Index. Their performance comparison is a useful measure for investors as a broad representation of the U.S. equity market using two different weighting methodologies: capitalization weighting and equal weighting. The performance of the Fund differed from the S&P 400 Index and the S&P 400 Equal Weight Index in part because the Fund seeks to track its Index that employs a Stratified Weight methodology.

Syntax Stratified MidCap ETF (SMDY)
Manager’s Note (Unaudited)

Portfolio Allocations
Top 10 Holdings and Portfolio Weights
Coty, Inc.	1.80%
Scotts Miracle-Gro Co.	1.77%
Amkor Technology, Inc.	0.86%
Doximity, Inc.	0.85%
Livent Corp.	0.82%
Arrowhead Pharmaceuticals, Inc.	0.82%
Frontier Communications Parent, Inc.	0.81%
Cable One, Inc.	0.80%
Ziff Davis, Inc.	0.79%
Qualys, Inc.	0.78%
As of December 31, 2023. Holdings subject to change
Sector Breakdown
Industrials	15.76%
Consumer Products Services	14.36%
Financials	14.15%
Information	14.12%
Healthcare	13.91%
Information Tools	13.51%
Food	7.01%
Energy	7.00%
Other Assets in Excess of Liabilities	0.18%
As of December 31, 2023. (% of the Fund’s Net Assets)
Due to rounding, numbers presented may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Syntax Stratified MidCap ETF (SMDY)
Manager’s Note (Unaudited)

Performance: Growth of $10,000
Performance Return (%) As of December 31, 2023
	Cumulative		Annualized				Calendar Year
	YTD	4Q23	1Y	3Y	5Y	Since Fund Inception	2015	2016	2017	2018	2019	2020	2021	2022	2023
SMDY NAV (%)	17.29	12.27	17.29	7.72	12.57	9.12	-4.12	19.25	14.82	-7.58	23.35	17.22	21.95	-12.61	17.29
SMDY Market Price (%)	17.30	12.26	17.30	7.61	--	--	--	--	--	--	--	--	21.66	-12.67	17.30
Syntax Stratified MidCap Index (TR)	17.81	12.38	17.81	8.18	13.05	--	--	--	15.13	-7.33	23.81	17.79	22.53	-12.30	17.81
S&P 400 Index (TR)	16.44	11.67	16.44	8.09	12.62	9.22	-2.18	20.74	16.24	-11.08	26.20	13.66	24.76	-13.06	16.44
S&P 400 Equal Weight Index (TR)	17.72	12.24	17.72	9.83	13.59	9.30	-5.24	23.95	13.87	-11.94	23.29	15.77	27.12	-11.47	17.72
Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The Growth of $10,000 chart represents a hypothetical investment based upon the historical performance of the Fund. It includes the reinvestment of dividends and capital gains at net asset value: actual returns may differ. Performance reflects contractual reimbursements in effect until May 1, 2024. In the absence of such reimbursements, performance would be reduced. The gross and net expense ratios of the Fund are 0.45% and 0.35%, respectively. Prior to May 1, 2021, the net expense ratio was 0.30%. Indexes are unmanaged and do not incur fees, expenses, and other costs. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here.  Please see important disclosures relating to Portability of Performance on page 18. A privately offered fund managed by Syntax Advisors, LLC was reorganized into the Syntax Stratified Midcap ETF (“the Fund”) as of January 16, 2020 upon commencement of the ETF operations. For periods prior to the commencement of ETF operations, the Fund’s performance is that of the private fund. The Fund is subject to certain other risks, including but not limited to, equity securities risk, small- and mid-capitalization risk, index tracking risk, passive strategy/index risk, and market trading risk. Investing involves risk, including possible loss of principal.
Performance data current to the most recent month end is available by calling (866) 972-4492.

Syntax Stratified SmallCap ETF (SSLY)
Manager’s Note (Unaudited)

The Syntax Stratified SmallCap ETF (the “Fund”) seeks to track the returns (before fees and expenses) of its underlying index – the Syntax Stratified SmallCap Index (the “Index”). The Index reweights the constituents of the S&P 600® to address the related business risk concentrations that occur in capitalization-weighted and equal-weighted indices. Its goal is to deliver an unbiased return that is representative of all the business opportunities in the market.
When compared to capitalization-weighted and equal weighted strategies, the Stratified approach may provide the following potential advantages:
- Reduce the negative impact of a significant correction in an overweight sector.
- Increase the chance of participating in all sectors during a market rally.
- Capture a fuller range of market opportunities.
In accordance with its guidelines and procedures, Syntax, LLC the “Index Provider” has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) to calculate and maintain the Index, which is a Stratified WeightTM version of the S&P 600 Index. Unlike the S&P 600 Index, which employs a market capitalization weighted methodology, the Index utilizes a patented investment technology to diversify the same constituents and use the same rebalancing schedule as the S&P 600, the primary difference is the weighting scheme applied. The Fund generally invests in all of the securities comprising the Index in proportion to their weightings in the Index.
For the year ended December 31, 2023, on a market price basis, the Fund returned 11.54%. On a net asset value (“NAV”) basis, the Fund returned 11.57%. During the same time period, the Index returned 12.17%. During the year, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to fees and operating expenses that the Fund incurred during the period.
During this same time period, the S&P 600 Index returned 16.05% and the S&P 600 Equal Weight Index returned 13.20%. The S&P 600 is an unmanaged index weighted by market capitalization based on the average performance of approximately 603 equity securities. The S&P Equal Weight 600 is an unmanaged index and is the equal-weight version of the S&P 600 Index. It includes the same companies as the S&P 600 Index, but each company is allocated an equal fixed weight of the index at each quarterly rebalance.
Both the S&P 600 Index and the S&P 600 Equal Weight Index were selected as performance comparators. Both indices use the same underlying universe as the Index. Their performance comparison is a useful measure for investors as a broad representation of the U.S. equity market using two different weighting methodologies: capitalization weighting and equal weighting. The performance of the Fund differed from the S&P 600 Index and the S& P 600 Equal Weight Index in part because the Fund seeks to track its Index that employs a Stratified Weight methodology.

Syntax Stratified SmallCap ETF (SSLY)
Manager’s Note (Unaudited)

Portfolio Allocations
Top 10 Holdings and Portfolio Weights
Tandem Diabetes Care, Inc.	0.90%
Embecta Corp.	0.78%
Vericel Corp.	0.77%
Leslie's, Inc.	0.70%
Harmonic, Inc.	0.68%
ADTRAN Holdings, Inc.	0.66%
Cerence, Inc.	0.63%
Alarm.com Holdings, Inc.	0.62%
Haverty Furniture Cos., Inc.	0.60%
Plexus Corp.	0.59%
As of December 31, 2023. Holdings subject to change
Sector Breakdown
Information Tools	14.61%
Consumer Products Services	14.41%
Industrials	14.38%
Healthcare	14.35%
Financials	14.09%
Information	13.94%
Energy	7.10%
Food	6.87%
Other Assets in Excess of Liabilities	0.25%
As of December 31, 2023. (% of the Fund’s Net Assets)
Due to rounding, numbers presented may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Syntax Stratified SmallCap ETF (SSLY)
Manager’s Note (Unaudited)

Performance: Growth of $10,000
Performance Return (%) As of December 31, 2023
	Cumulative		Annualized				Calendar Year
	YTD	4Q23	1Y	3Y	5Y	Since Fund Inception	2021	2022	2023
SSLY NAV (%)	11.57	13.16	11.57	4.54	--	15.02	25.72	-18.55	11.57
SSLY Market Price (%)	11.54	13.08	11.54	4.46	--	15.01	25.47	-18.56	11.54
Syntax Stratified SmallCap Index (TR)	12.17	13.37	12.17	5.32	--	15.95	27.34	-18.21	12.17
S&P 600 Index (TR)	16.05	15.12	16.05	7.28	--	16.23	26.82	-16.10	16.05
S&P 600 Equal Weight Index (TR)	13.20	14.61	13.20	7.91	--	18.34	32.50	-16.23	13.20
Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The Growth of $10,000 chart represents a hypothetical investment based upon the historical performance of the Fund. It includes the reinvestment of dividends and capital gains at net asset value: actual returns may differ. Performance reflects contractual reimbursements in effect until May 1, 2024. In the absence of such reimbursements, performance would be reduced. The gross and net expense ratios of the Fund are 0.45% and 0.40%, respectively. Prior to May 1, 2021, the net expense ratio was 0.30%. Indexes are unmanaged and do not incur fees, expenses, and other costs. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here.  Please see important disclosures below. The Fund is subject to certain risks, including but not limited to, equity securities risk, small-capitalization risk, index tracking risk, passive strategy/index risk, and market trading risk. Investing involves risk, including possible loss of principal.
Performance data current to the most recent month end is available by calling (866) 972-4492.

Syntax Stratified U.S. Total Market ETF (SYUS)
Manager’s Note (Unaudited)

The Syntax Stratified U.S. Total Market ETF (the “Fund”) seeks to obtain capital growth that meets or exceeds the performance of the S&P Composite 1500 Index (the “Index”) by investing in exchange traded funds or underlying securities that provide Stratified Weight U.S. total equity market exposure.
When compared to capitalization-weighted and equal weighted strategies, the Stratified approach may provide the following potential advantages:
- Reduce the negative impact of a significant correction in an overweight sector.
- Increase the chance of participating in all sectors during a market rally.
- Capture a fuller range of market opportunities.
For the year ended December 31, 2023, on a market price basis, the Fund returned 13.89%. On a net asset value (“NAV”) basis, the Fund returned 13.89%. During the same time period, the S&P Composite 1500 Index returned 25.47%. The S&P Composite 1500 Index is an unmanaged index that combines three leading indices, the S&P 500®, the S&P MidCap 400®, and the S&P SmallCap 600®, which together comprises approximately 90% of U.S. market capitalization.
Throughout 2023, the target allocation for SSPY, SMDY, and SSLY in the Fund’s equity portfolio was approximately 85%, 10%, and 5% respectively.

Syntax Stratified U.S. Total Market ETF (SYUS)
Manager’s Note (Unaudited)

Performance: Growth of $10,000
Performance Return (%) As of December 31, 2023
	Cumulative		Annualized				Calendar Year
	YTD	4Q23	1Y	3Y	5Y	Since Fund Inception	2022	2023
SYUS NAV (%)	13.89	10.98	13.89	--	--	6.11	-10.05	13.89
SYUS Market Price (%)	13.89	10.99	13.89	--	--	6.11	-10.05	13.89
S&P Composite 1500® Index (TR)	25.47	11.78	25.47	--	--	8.49	-17.78	25.47
Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The Growth of $10,000 chart represents a hypothetical investment based upon the historical performance of the Fund. It includes the reinvestment of dividends and capital gains at net asset value: actual returns may differ. Performance reflects contractual reimbursements in effect until May 1, 2024. In the absence of such reimbursements, performance would be reduced. The gross and net expense ratios of the Fund are 1.07% and 0.35%, respectively. Indexes are unmanaged and do not incur fees, expenses, and other costs. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here.  Please see important disclosures below. The Fund is subject to certain other risks, including but not limited to, equity securities risk, large-, mid-, and small-capitalization risk, index tracking risk, passive strategy/index risk, the risks of the underlying ETFs in which it invests, and market trading risk. Investing involves risk, including possible loss of principal.
Performance data current to the most recent month end is available by calling (866) 972-4492.

Syntax Stratified U.S. Total Market Hedged ETF (SHUS)
Manager’s Note (Unaudited)

The Syntax Stratified U.S. Total Market Hedged ETF (the “Fund”) seeks to obtain capital growth that meets or exceeds the performance of the S&P Composite 1500 Index (the “Index”) over a full market cycle by investing in exchange traded funds or underlying securities that provide Stratified Weight U.S. total equity market exposure. Using the Stratified Defined Risk Strategy, the fund combines Syntax’s Stratified Weight Methodology with the Defined Risk Strategy of Swan Global Investments, LLC.
As part of the Defined Risk Strategy, the Fund seeks to reduce market risk by buying S&P 500 Index put options1 to limit overall portfolio downside loss. In an effort to generate additional returns, the Fund also buys and sells options on equity indices including different expiration dates and engage in various option spread strategies. Each option strategy includes a hedging element so that the Fund is not exposed to significant losses on written options.
For the year ended December 31, 2023, on a market price basis, the Fund returned 5.81%. On a net asset value (“NAV”) basis, the Fund returned 6.14%. During the same time period, the Index returned 25.47%. The S&P 1500 Composite Index is an unmanaged index that combines three leading indices, the S&P 500®, the S&P MidCap 400®, and the S&P SmallCap 600®, to cover approximately 90% of U.S. market capitalization.
The Fund has two components that impact its performance: the equity component and the options component. For 2023, the equity allocation in the Fund consisted of SSPY, SMDY, and SSLY, with target weights of 85%, 10%, and 5% of the equity position respectively. For the majority of the year, the options component of the Fund consisted of put and call options on the S&P 500 Index. The reason for SHUS to invest in options is two-fold: first, for downside mitigation and reduction of volatility and overall risk, and second, to generate supplemental returns to potentially offset some of the hedging costs.

1 A put option (or “put”) is a contract giving the option buyer the right, but not the obligation, to sell—or sell short—a specified amount of an underlying security at a predetermined price within a specified time frame.

Syntax Stratified U.S. Total Market Hedged ETF (SHUS)
Manager’s Note (Unaudited)

Performance: Growth of $10,000
Performance Return (%) As of December 31, 2023
	Cumulative		Annualized				Calendar Year
	YTD	4Q23	1Y	3Y	5Y	Since Fund Inception	2022	2023
SHUS NAV (%)	6.14	7.97	6.14	--	--	2.32	-3.53	6.14
SHUS Market Price (%)	5.81	7.93	5.81	--	--	2.29	-3.32	5.81
S&P Composite 1500® Index (TR)	25.47	11.78	25.47	--	--	5.93	-17.78	25.47
Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The Growth of $10,000 chart represents a hypothetical investment based upon the historical performance of the Fund. It includes the reinvestment of dividends and capital gains at net asset value: actual returns may differ. Performance reflects contractual reimbursements in effect until May 1, 2024. In the absence of such reimbursements, performance would be reduced. The gross and net expense ratios of the Fund are 1.27% and 0.65%, respectively. Indexes are unmanaged and do not incur fees, expenses, and other costs. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here.  Please see important disclosures below. The Fund is subject to certain other risks, including but not limited to, the risks associated with investing in call and put options, equity securities risk, large-, mid-, and small-capitalization risk, index tracking risk, passive strategy/index risk, the risks of the underlying ETFs in which it invests, and market trading risk. Investing involves risk, including possible loss of principal.
Performance data current to the most recent month end is available by calling (866) 972-4492.

Syntax Stratified Total Market II ETF (SYII)
Manager’s Note (Unaudited)

The Syntax Stratified Total Market II ETF (the “Fund”) seeks to obtain capital growth that exceeds the performance of the S&P Composite 1500® Index (the “1500 Index”) over a full market cycle by investing in exchange-traded funds or underlying securities that provide Stratified Weight™ U.S. total equity market exposure to companies in the 1500 Index.
When compared to capitalization-weighted and equal weighted strategies, the Stratified approach may provide the following potential advantages:
- Reduce the negative impact of a significant correction in an overweight sector.
- Increase the chance of participating in all sectors during a market rally.
- Capture a fuller range of market opportunities.
For the year ended December 31, 2023, on a market price basis, the Fund returned 13.85%. On a net asset value (“NAV”) basis, the Fund returned 13.89%. During this same time period, the S&P Composite 1500 Index returned 25.47%. The S&P Composite 1500 Index is an unmanaged index that combines three leading indices, the S&P 500®, the S&P MidCap 400®, and the S&P SmallCap 600®, which together comprises approximately 90% of U.S. market capitalization.
Throughout 2023, the target allocation for SSPY, SMDY, and SSLY in the Fund's equity portfolio was approximately 85%, 10%, and 5% respectively.

Syntax Stratified Total Market II ETF (SYII)
Manager’s Note (Unaudited)

Performance: Growth of $10,000
Performance Return (%) As of December 31, 2023
	Cumulative		Annualized				Calendar Year
	YTD	4Q23	1Y	3Y	5Y	Since Fund Inception	2023
SYII NAV (%)	13.89	10.98	13.89	--	--	14.48	13.89
SYII Market Price (%)	13.85	10.97	13.85	--	--	14.48	13.85
S&P Composite 1500® Index (TR)	25.47	11.78	25.47	--	--	18.67	25.47
Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The Growth of $10,000 chart represents a hypothetical investment based upon the historical performance of the Fund. It includes the reinvestment of dividends and capital gains at net asset value: actual returns may differ. Performance reflects contractual reimbursements in effect until May 1, 2024. In the absence of such reimbursements, performance would be reduced. The gross and net expense ratios of the Fund are 1.05% and 0.35%, respectively. Indexes are unmanaged and do not incur fees, expenses, and other costs. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here.  Please see important disclosures below. The Fund is subject to certain other risks, including but not limited to, equity securities risk, large-, mid-, and small-capitalization risk, index tracking risk, passive strategy/index risk, the risks of the underlying ETFs in which it invests, and market trading risk. Investing involves risk, including possible loss of principal.
Performance data current to the most recent month end is available by calling (866) 972-4492.

Syntax ETF Trust
Manager’s Note (Unaudited)

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Investors may purchase or sell individual shares on an exchange on which they are listed. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Please see the prospectus for more details.
Portability of Performance: A privately offered fund managed by Syntax Advisors, LLC was reorganized into the Syntax Stratified LargeCap ETF (“the Fund”) as of January 2, 2019 upon commencement of the ETF operations. For periods prior to the commencement of ETF operations, the Fund’s performance is that of the private fund. The returns were calculated using the methodology the SEC requires of registered funds. However, since the private fund did not calculate its returns on a per share basis, its returns have been calculated on its total net asset value. While the performance of the private fund is net of all fees and expenses, the performance of the private fund has not been restated to reflect the management and fee waivers applicable to the Fund. The Fund may be subject to higher fees which would negatively impact performance. The private fund began operations on January 1, 2015 and, on January 2, 2019, was reorganized into the Fund. Prior to the reorganization, the private fund had investment objectives, policies and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. However, as a registered investment company, the Fund is subject to certain restrictions under the Investment Company Act of 1940 (the “1940 Act”) and the Internal Revenue Code of 1986 (the “Internal Revenue Code”) which did not apply to the private fund. If the private fund had been subject to the provisions of the 1940 Act and the Internal Revenue Code, its performance could have been adversely affected. However, these restrictions are not expected to have a material effect on the Fund’s investment performance.
Portability of Performance: A privately offered fund managed by Syntax Advisors, LLC was reorganized into the Syntax Stratified MidCap ETF (“the Fund”) as of January 16, 2020 upon commencement of the ETF operations. For periods prior to the commencement of ETF operations, the Fund’s performance is that of the private fund. The returns were calculated using the methodology the SEC requires of registered funds. However, since the private fund did not calculate its returns on a per share basis, its returns have been calculated on its total net asset value. While the performance of the private fund is net of all fees and expenses, the performance of the private fund has not been restated to reflect the management and fee waivers applicable to the Fund. The Fund may be subject to higher fees which would negatively impact performance. The private fund began operations on January 1, 2015 and, on January 16, 2020, was reorganized into the Fund. Prior to the reorganization, the private fund had investment objectives, policies and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. However, as a registered investment company, the Fund is subject to certain restrictions under the Investment Company Act of 1940 (the “1940 Act”) and the Internal Revenue Code of 1986 (the “Internal Revenue Code”) which did not apply to the private fund. If the private fund had been subject to the provisions of the 1940 Act and the Internal Revenue Code, its performance could have been adversely affected. However, these restrictions are not expected to have a material effect on the Fund’s investment performance.
The Syntax Stratified LargeCap Index, Syntax Stratified MidCap Index, and Syntax Stratified SmallCap Index™ (“the Indices”) are the property of Syntax, LLC, which has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) to calculate and maintain the Indices. The Indices are not sponsored by S&P Dow Jones Indices or its affiliates or its third-party licensors (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices will not be liable for any errors or omissions in calculating the Index. “Calculated by S&P Dow Jones Indices” and the related stylized mark(s) are service marks of S&P Dow Jones Indices and have been licensed for use by Syntax, LLC, the parent company of Syntax Advisors, LLC. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“SPFS”), and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”).
The Syntax Stratified LargeCap Index, Syntax Stratified MidCap Index, and Syntax Stratified SmallCap Index™ are the property of Syntax, LLC, the Funds' index provider. Syntax®, Stratified®, Stratified Indices®, Stratified Weight™, and FIS™ are trademarks or registered trademarks of Locus LP. Performance of an index is not illustrative of any particular investment. It is not possible to invest directly in an index.
This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of its management, and other information.
This report is only intended for the recipient it is addressed and delivered to by Syntax Advisors, LLC and may not be redistributed without prior written consent. The report is provided for informational purposes and is not intended to be, nor should it be construed or used as an offer to sell, or a solicitation of any offer to buy shares or limited partnership interests in any funds managed by Syntax Advisors, LLC. These securities shall not be offered or sold in any jurisdiction in which such offer, solicitation or sale would be unlawful until the requirements of the laws of such jurisdiction have been satisfied. If any offer is made, it shall be pursuant to the offering documents prepared by or on behalf of a specific fund which contains detailed information concerning the investment terms and the risks, fees and expenses associated with an investment in that fund. In the case of any inconsistency between the descriptions or terms in this document and the offering documents, the offering documents shall control.
Index performance does not represent actual fund or portfolio performance and such performance does not reflect the actual investment experience of any investor. An investor cannot invest directly in an index. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in a portfolio invested in accordance with an index. None of the Syntax Indices or the benchmark indices portrayed herein charge management fees or incur brokerage expenses, and no such fees or expenses were deducted from the performance shown; provided, however, that the returns of any investment portfolio invested in accordance with such indices would be net of such fees and expenses. Additionally, none of these indices lend securities, and no revenues from securities lending were added to the performance shown. Foreside Fund Services, LLC is the distributor of the Syntax ETF Trust, and not affiliated with Syntax Advisors, LLC.
THESE MATERIALS DO NOT CONSTITUTE AN OFFER OR SOLICITATION TO BUY ANY SECURITIES OR TO PARTICIPATE IN ANY PARTICULAR TRADING STRATEGY.

Syntax Stratified LargeCap ETF
Schedule of Investments
December 31, 2023

Security Description	Shares	Value
COMMON STOCK—99.7%
3M Co.	1,813	$198,197
A O Smith Corp.	1,802	148,557
Abbott Laboratories	559	61,529
AbbVie, Inc.	1,567	242,838
Accenture PLC, Class A	460	161,419
Adobe, Inc.(a)	254	151,536
Advanced Micro Devices, Inc.(a)	970	142,988
AES Corp.	19,274	371,024
Aflac, Inc.	2,270	187,275
Agilent Technologies, Inc.	921	128,047
Air Products & Chemicals, Inc.	169	46,272
Airbnb, Inc., Class A(a)	740	100,744
Akamai Technologies, Inc.(a)	2,728	322,859
Albemarle Corp.	346	49,990
Alexandria Real Estate Equities, Inc., REIT	1,308	165,815
Align Technology, Inc.(a)	422	115,628
Allegion PLC	638	80,828
Alliant Energy Corp.	1,404	72,025
Allstate Corp.	1,122	157,058
Alphabet, Inc., Class A(a)	1,541	215,262
Alphabet, Inc., Class C(a)	1,524	214,777
Altria Group, Inc.	8,501	342,930
Amazon.com, Inc.(a)	940	142,824
Amcor PLC	12,128	116,914
Ameren Corp.	923	66,770
American Airlines Group, Inc.(a)	12,759	175,309
American Electric Power Co., Inc.	2,939	238,706
American Express Co.	249	46,648
American International Group, Inc.	3,570	241,867
American Tower Corp., REIT	301	64,980
American Water Works Co., Inc.	2,375	313,476
Ameriprise Financial, Inc.	250	94,958
AMETEK, Inc.	746	123,008
Amgen, Inc.	870	250,577
Amphenol Corp., Class A	1,883	186,662
Analog Devices, Inc.	1,124	223,181
ANSYS, Inc.(a)	546	198,132
Aon PLC, Class A	109	31,721
APA Corp.	1,940	69,607
Apple, Inc.	2,394	460,917
Applied Materials, Inc.	1,057	171,308
Aptiv PLC(a)	4,399	394,678
Arch Capital Group Ltd.(a)	1,966	146,015
Archer-Daniels-Midland Co.	4,762	343,912
Arista Networks, Inc.(a)	836	196,886
Arthur J Gallagher & Co.	145	32,608
Assurant, Inc.	932	157,033
AT&T, Inc.	18,448	309,557
Atmos Energy Corp.	2,750	318,725
Autodesk, Inc.(a)	696	169,462
Automatic Data Processing, Inc.	909	211,770
Security Description	Shares	Value
AutoZone, Inc.(a)	54	$139,623
AvalonBay Communities, Inc., REIT	593	111,021
Avery Dennison Corp.	304	61,457
Axon Enterprise, Inc.(a)	331	85,507
Baker Hughes Co.	9,684	330,999
Ball Corp.	2,035	117,053
Bank of America Corp.	3,784	127,407
Bank of New York Mellon Corp.	2,120	110,346
Bath & Body Works, Inc.	4,153	179,243
Baxter International, Inc.	1,298	50,181
Becton Dickinson & Co.	203	49,497
Berkshire Hathaway, Inc., Class B(a)	1,324	472,218
Best Buy Co., Inc.	2,109	165,093
Biogen, Inc.(a)	979	253,336
Bio-Rad Laboratories, Inc., Class A(a)	257	82,983
Bio-Techne Corp.	1,712	132,098
BlackRock, Inc.	119	96,604
Blackstone, Inc.	790	103,427
Boeing Co.(a)	639	166,562
Booking Holdings, Inc.(a)	29	102,869
BorgWarner, Inc.	10,671	382,555
Boston Properties, Inc., REIT	2,437	171,004
Boston Scientific Corp.(a)	1,066	61,625
Bristol-Myers Squibb Co.	4,652	238,694
Broadcom, Inc.	222	247,807
Broadridge Financial Solutions, Inc.	542	111,516
Brown & Brown, Inc.	469	33,351
Brown-Forman Corp., Class B	4,252	242,789
Builders FirstSource, Inc.(a)	952	158,927
Bunge Global SA	3,361	339,293
Cadence Design Systems, Inc.(a)	1,199	326,572
Caesars Entertainment, Inc.(a)	1,413	66,241
Camden Property Trust	1,111	110,311
Campbell Soup Co.	4,677	202,187
Capital One Financial Corp.	2,644	346,681
Cardinal Health, Inc.	1,752	176,602
CarMax, Inc.(a)	2,090	160,387
Carnival Corp.(a)	4,312	79,944
Carrier Global Corp.	1,273	73,134
Catalent, Inc.(a)	6,297	282,924
Caterpillar, Inc.	452	133,643
Cboe Global Markets, Inc.	231	41,247
CBRE Group, Inc., Class A(a)	417	38,819
CDW Corp.	547	124,344
Celanese Corp.	444	68,984
Cencora, Inc.	926	190,182
Centene Corp.(a)	3,383	251,052
CenterPoint Energy, Inc.	8,137	232,474
Ceridian HCM Holding, Inc.(a)	3,097	207,871
CF Industries Holdings, Inc.	1,020	81,090
CH Robinson Worldwide, Inc.	922	79,652

See accompanying notes to financial statements.

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
December 31, 2023

Security Description	Shares	Value
Charles River Laboratories International, Inc.(a)	572	$135,221
Charles Schwab Corp.	3,656	251,533
Charter Communications, Inc., Class A(a)	1,276	495,956
Chevron Corp.	4,865	725,663
Chipotle Mexican Grill, Inc.(a)	211	482,549
Chubb Ltd.	700	158,200
Church & Dwight Co., Inc.	4,319	408,405
Cigna Group	724	216,802
Cincinnati Financial Corp.	1,518	157,052
Cintas Corp.	318	191,646
Cisco Systems, Inc.	3,871	195,563
Citigroup, Inc.	2,397	123,302
Citizens Financial Group, Inc.	1,759	58,293
Clorox Co.	2,835	404,243
CME Group, Inc.	197	41,488
CMS Energy Corp.	1,238	71,891
Coca-Cola Co.	3,996	235,484
Cognizant Technology Solutions Corp., Class A	2,221	167,752
Colgate-Palmolive Co.	5,201	414,572
Comcast Corp., Class A	11,120	487,612
Comerica, Inc.	9,368	522,828
Conagra Brands, Inc.	6,796	194,773
ConocoPhillips	595	69,062
Consolidated Edison, Inc.	2,556	232,519
Constellation Brands, Inc., Class A	996	240,783
Constellation Energy Corp.	3,155	368,788
Cooper Cos., Inc.	278	105,206
Copart, Inc.(a)	4,390	215,110
Corning, Inc.	6,031	183,644
Corteva, Inc.	1,727	82,758
CoStar Group, Inc.(a)	475	41,510
Costco Wholesale Corp.	1,147	757,112
Coterra Energy, Inc.	4,740	120,965
Crown Castle, Inc., REIT	536	61,742
CSX Corp.	2,370	82,168
Cummins, Inc.	304	72,829
CVS Health Corp.	8,313	656,394
Danaher Corp.	359	83,051
Darden Restaurants, Inc.	2,943	483,535
DaVita, Inc.(a)	727	76,161
Deere & Co.	323	129,158
Delta Air Lines, Inc.	4,351	175,041
DENTSPLY SIRONA, Inc.	1,470	52,317
Devon Energy Corp.	2,657	120,362
Dexcom, Inc.(a)	803	99,644
Diamondback Energy, Inc.	447	69,321
Digital Realty Trust, Inc., REIT	2,314	311,418
Discover Financial Services	3,020	339,448
Dollar General Corp.	1,226	166,675
Dollar Tree, Inc.(a)	1,252	177,847
Dominion Energy, Inc.	4,928	231,616
Security Description	Shares	Value
Domino's Pizza, Inc.	1,185	$488,493
Dover Corp.	1,305	200,722
Dow, Inc.	1,227	67,289
DR Horton, Inc.	1,692	257,150
DTE Energy Co.	2,156	237,721
Duke Energy Corp.	763	74,042
DuPont de Nemours, Inc.	630	48,466
Eastman Chemical Co.	524	47,066
Eaton Corp. PLC	1,007	242,506
eBay, Inc.	3,359	146,520
Ecolab, Inc.	232	46,017
Edison International	3,472	248,213
Edwards Lifesciences Corp.(a)	848	64,660
Electronic Arts, Inc.	3,413	466,933
Elevance Health, Inc.	522	246,154
Eli Lilly & Co.	390	227,339
Emerson Electric Co.	326	31,730
Enphase Energy, Inc.(a)	2,274	300,486
Entergy Corp.	2,297	232,433
EOG Resources, Inc.	563	68,095
EPAM Systems, Inc.(a)	580	172,457
EQT Corp.	3,155	121,972
Equifax, Inc.	172	42,534
Equinix, Inc., REIT	390	314,102
Equity Residential, REIT	1,771	108,314
Essex Property Trust, Inc., REIT	462	114,548
Estee Lauder Cos., Inc., Class A	2,999	438,604
Etsy, Inc.(a)	1,730	140,216
Everest Group Ltd.	406	143,553
Evergy, Inc.	1,397	72,923
Eversource Energy	1,205	74,373
Exelon Corp.	8,958	321,592
Expedia Group, Inc.(a)	717	108,833
Expeditors International of Washington, Inc.	649	82,553
Extra Space Storage, Inc., REIT	748	119,927
Exxon Mobil Corp.	7,055	705,359
F5, Inc.(a)	1,094	195,804
FactSet Research Systems, Inc.	86	41,026
Fair Isaac Corp.(a)	33	38,412
Fastenal Co.	1,877	121,573
Federal Realty Investment Trust	628	64,715
FedEx Corp.	285	72,096
Fidelity National Information Services, Inc.	885	53,162
Fifth Third Bancorp	1,665	57,426
First Solar, Inc.(a)	1,206	207,770
FirstEnergy Corp.	6,316	231,545
Fiserv, Inc.(a)	393	52,206
FleetCor Technologies, Inc.(a)	162	45,783
FMC Corp.	1,398	88,144
Ford Motor Co.	21,260	259,159
Fortinet, Inc.(a)	3,989	233,476
Fortive Corp.	424	31,219

See accompanying notes to financial statements.

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
December 31, 2023

Security Description	Shares	Value
Fox Corp., Class A	3,126	$92,748
Fox Corp., Class B	3,343	92,434
Franklin Resources, Inc.	3,489	103,937
Freeport-McMoRan, Inc.	6,137	261,252
Garmin Ltd.	2,507	322,250
Gartner, Inc.(a)	346	156,084
GE HealthCare Technologies, Inc.	1,138	87,990
Gen Digital, Inc.	9,394	214,371
Generac Holdings, Inc.(a)	579	74,830
General Dynamics Corp.	618	160,476
General Electric Co.	1,555	198,465
General Mills, Inc.	3,066	199,719
General Motors Co.	6,937	249,177
Genuine Parts Co.	1,057	146,394
Gilead Sciences, Inc.	2,964	240,114
Global Payments, Inc.	348	44,196
Globe Life, Inc.	1,531	186,353
Goldman Sachs Group, Inc.	665	256,537
Halliburton Co.	8,935	323,000
Hartford Financial Services Group, Inc.	2,991	240,417
Hasbro, Inc.	4,808	245,496
HCA Healthcare, Inc.	1,211	327,793
Healthpeak Properties, Inc., REIT	4,162	82,408
Henry Schein, Inc.(a)	2,605	197,225
Hershey Co.	947	176,559
Hess Corp.	499	71,936
Hewlett Packard Enterprise Co.	14,430	245,021
Hilton Worldwide Holdings, Inc.	606	110,347
Hologic, Inc.(a)	1,139	81,382
Home Depot, Inc.	717	248,476
Honeywell International, Inc.	961	201,531
Hormel Foods Corp.	11,192	359,375
Host Hotels & Resorts, Inc., REIT	5,785	112,634
Howmet Aerospace, Inc.	1,319	71,384
HP, Inc.	10,597	318,864
Hubbell, Inc.	762	250,645
Humana, Inc.	520	238,061
Huntington Bancshares, Inc.	4,340	55,205
Huntington Ingalls Industries, Inc.	318	82,566
IDEX Corp.	857	186,063
IDEXX Laboratories, Inc.(a)	145	80,482
Illinois Tool Works, Inc.	752	196,979
Illumina, Inc.(a)	1,034	143,974
Incyte Corp.(a)	4,280	268,741
Ingersoll Rand, Inc.	2,393	185,075
Insulet Corp.(a)	480	104,150
Intel Corp.	2,923	146,881
Intercontinental Exchange, Inc.	367	47,134
International Business Machines Corp.	1,929	315,488
International Flavors & Fragrances, Inc.	579	46,882
International Paper Co.	1,590	57,479
Interpublic Group of Cos., Inc.	4,997	163,102
Security Description	Shares	Value
Intuit, Inc.	360	$225,011
Intuitive Surgical, Inc.(a)	378	127,522
Invesco Ltd.	5,862	104,578
Invitation Homes, Inc.	3,144	107,242
IQVIA Holdings, Inc.(a)	545	126,102
Iron Mountain, Inc., REIT	955	66,831
J M Smucker Co.	1,682	212,571
Jabil, Inc.	2,620	333,788
Jack Henry & Associates, Inc.	314	51,311
Jacobs Solutions, Inc.	2,761	358,378
JB Hunt Transport Services, Inc.	416	83,092
Johnson & Johnson	1,515	237,461
Johnson Controls International PLC	1,254	72,281
JPMorgan Chase & Co.	739	125,704
Juniper Networks, Inc.	6,461	190,470
Kellanova	3,269	182,770
Kenvue, Inc.	19,470	419,189
Keurig Dr Pepper, Inc.	7,291	242,936
KeyCorp	3,922	56,477
Keysight Technologies, Inc.(a)	1,295	206,022
Kimberly-Clark Corp.	3,346	406,572
Kimco Realty Corp., REIT	3,084	65,720
Kinder Morgan, Inc.	13,226	233,307
KLA Corp.	292	169,740
Kraft Heinz Co.	5,539	204,832
Kroger Co.	15,755	720,161
L3Harris Technologies, Inc.	396	83,406
Laboratory Corp. of America Holdings	720	163,649
Lam Research Corp.	224	175,450
Lamb Weston Holdings, Inc.	1,986	214,667
Las Vegas Sands Corp.	1,347	66,286
Leidos Holdings, Inc.	1,437	155,541
Lennar Corp., Class A	1,679	250,238
Linde PLC	111	45,589
Live Nation Entertainment, Inc.(a)	917	85,831
LKQ Corp.	3,097	148,006
Lockheed Martin Corp.	174	78,864
Loews Corp.	6,801	473,282
Lowe's Cos., Inc.	1,125	250,369
Lululemon Athletica, Inc.(a)	574	293,480
LyondellBasell Industries NV, Class A	675	64,179
M&T Bank Corp.	394	54,010
Marathon Oil Corp.	2,778	67,116
Marathon Petroleum Corp.	3,271	485,286
MarketAxess Holdings, Inc.	160	46,856
Marriott International, Inc., Class A	497	112,078
Marsh & McLennan Cos., Inc.	176	33,347
Martin Marietta Materials, Inc.	332	165,638
Masco Corp.	2,194	146,954
Mastercard, Inc., Class A	99	42,224
Match Group, Inc.(a)	12,967	473,295
McCormick & Co., Inc.	2,989	204,507

See accompanying notes to financial statements.

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
December 31, 2023

Security Description	Shares	Value
McDonald's Corp.	1,638	$485,683
McKesson Corp.	407	188,433
Medtronic PLC	736	60,632
Merck & Co., Inc.	2,254	245,731
Meta Platforms, Inc., Class A(a)	1,252	443,158
MetLife, Inc.	2,922	193,232
Mettler-Toledo International, Inc.(a)	108	131,000
MGM Resorts International(a)	1,507	67,333
Microchip Technology, Inc.	1,449	130,671
Micron Technology, Inc.	1,667	142,262
Microsoft Corp.	836	314,369
Mid-America Apartment Communities, Inc., REIT	818	109,988
Moderna, Inc.(a)	2,912	289,598
Mohawk Industries, Inc.(a)	1,523	157,630
Molina Healthcare, Inc.(a)	677	244,607
Molson Coors Beverage Co., Class B	3,759	230,088
Mondelez International, Inc., Class A	2,469	178,830
Monolithic Power Systems, Inc.	362	228,342
Monster Beverage Corp.(a)	4,342	250,143
Moody's Corp.	103	40,228
Morgan Stanley	2,844	265,203
Mosaic Co.	2,190	78,249
Motorola Solutions, Inc.	1,442	451,476
MSCI, Inc.	78	44,121
Nasdaq, Inc.	772	44,884
NetApp, Inc.	2,619	230,891
Netflix, Inc.(a)	460	223,965
Newmont Corp.	5,990	247,926
News Corp., Class A	4,268	104,779
News Corp., Class B	4,084	105,040
NextEra Energy, Inc.	3,921	238,162
NIKE, Inc., Class B	2,422	262,957
NiSource, Inc.	11,870	315,148
Nordson Corp.	124	32,756
Norfolk Southern Corp.	354	83,679
Northern Trust Corp.	1,109	93,577
Northrop Grumman Corp.	165	77,243
Norwegian Cruise Line Holdings Ltd.(a)	4,178	83,727
NRG Energy, Inc.	7,347	379,840
Nucor Corp.	1,443	251,140
NVIDIA Corp.	261	129,252
NVR, Inc.(a)	36	252,016
NXP Semiconductors NV	964	221,412
Occidental Petroleum Corp.	1,187	70,876
Old Dominion Freight Line, Inc.	211	85,525
Omnicom Group, Inc.	1,902	164,542
ON Semiconductor Corp.(a)	2,731	228,120
ONEOK, Inc.	3,429	240,784
Oracle Corp.	2,747	289,616
O'Reilly Automotive, Inc.(a)	146	138,712
Otis Worldwide Corp.	803	71,844
Security Description	Shares	Value
PACCAR, Inc.	1,226	$119,719
Packaging Corp. of America	358	58,322
Palo Alto Networks, Inc.(a)	695	204,942
Paramount Global, Class B	11,116	164,406
Parker-Hannifin Corp.	161	74,173
Paychex, Inc.	1,679	199,986
Paycom Software, Inc.	1,113	230,079
PayPal Holdings, Inc.(a)	880	54,041
Pentair PLC	2,603	189,264
PepsiCo, Inc.	1,059	179,861
Pfizer, Inc.	8,136	234,235
PG&E Corp.	4,092	73,779
Philip Morris International, Inc.	3,843	361,549
Phillips 66	3,734	497,145
Pinnacle West Capital Corp.	958	68,823
Pioneer Natural Resources Co.	527	118,512
PNC Financial Services Group, Inc.	371	57,449
Pool Corp.	329	131,176
PPG Industries, Inc.	435	65,054
PPL Corp.	2,764	74,904
Principal Financial Group, Inc.	2,492	196,046
Procter & Gamble Co.	2,763	404,890
Progressive Corp.	971	154,661
Prologis, Inc., REIT	520	69,316
Prudential Financial, Inc.	1,858	192,693
PTC, Inc.(a)	935	163,588
Public Service Enterprise Group, Inc.	3,740	228,701
Public Storage, REIT	379	115,595
PulteGroup, Inc.	2,432	251,031
Qorvo, Inc.(a)	2,003	225,558
QUALCOMM, Inc.	1,566	226,491
Quanta Services, Inc.	1,765	380,887
Quest Diagnostics, Inc.	1,147	158,148
Ralph Lauren Corp.	2,131	307,290
Raymond James Financial, Inc.	2,188	243,962
Realty Income Corp., REIT	1,160	66,607
Regency Centers Corp., REIT	974	65,258
Regeneron Pharmaceuticals, Inc.(a)	277	243,286
Regions Financial Corp.	2,983	57,811
Republic Services, Inc.	1,083	178,598
ResMed, Inc.	574	98,739
Revvity, Inc.	857	93,679
Robert Half, Inc.	1,879	165,202
Rockwell Automation, Inc.	103	31,979
Rollins, Inc.	4,238	185,073
Roper Technologies, Inc.	57	31,075
Ross Stores, Inc.	5,318	735,958
Royal Caribbean Cruises Ltd.(a)	646	83,651
RTX Corp.	958	80,606
S&P Global, Inc.	95	41,849
Salesforce, Inc.(a)	1,242	326,820
SBA Communications Corp., REIT	257	65,198

See accompanying notes to financial statements.

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
December 31, 2023

Security Description	Shares	Value
Schlumberger NV	6,398	$332,952
Seagate Technology Holdings PLC	2,906	248,085
Sempra	994	74,282
ServiceNow, Inc.(a)	447	315,801
Sherwin-Williams Co.	214	66,747
Simon Property Group, Inc., REIT	470	67,041
Skyworks Solutions, Inc.	2,006	225,515
Snap-on, Inc.	843	243,492
Southern Co.	1,008	70,681
Southwest Airlines Co.	6,040	174,435
Stanley Black & Decker, Inc.	2,520	247,212
Starbucks Corp.	4,847	465,360
State Street Corp.	1,404	108,754
Steel Dynamics, Inc.	2,071	244,585
STERIS PLC	585	128,612
Stryker Corp.	402	120,383
Synchrony Financial	8,846	337,829
Synopsys, Inc.(a)	582	299,678
Sysco Corp.	9,510	695,466
T Rowe Price Group, Inc.	904	97,352
Take-Two Interactive Software, Inc.(a)	3,012	484,781
Tapestry, Inc.	8,381	308,505
Targa Resources Corp.	2,706	235,070
Target Corp.	1,153	164,210
TE Connectivity Ltd.	1,319	185,319
Teledyne Technologies, Inc.(a)	73	32,579
Teleflex, Inc.	203	50,616
Teradyne, Inc.	1,693	183,724
Tesla, Inc.(a)	962	239,038
Texas Instruments, Inc.	1,326	226,030
Textron, Inc.	2,056	165,344
Thermo Fisher Scientific, Inc.	240	127,390
TJX Cos., Inc.	7,880	739,223
T-Mobile U.S., Inc.	1,994	319,698
Tractor Supply Co.	551	118,482
Trane Technologies PLC	298	72,682
TransDigm Group, Inc.	72	72,835
Travelers Cos., Inc.	862	164,202
Trimble, Inc.(a)	624	33,197
Truist Financial Corp.	1,514	55,897
Tyler Technologies, Inc.(a)	775	324,043
Tyson Foods, Inc., Class A	6,834	367,327
U.S. Bancorp	1,290	55,831
Uber Technologies, Inc.(a)	1,688	103,930
UDR, Inc., REIT	2,942	112,649
Ulta Beauty, Inc.(a)	325	159,247
Union Pacific Corp.	342	84,002
United Airlines Holdings, Inc.(a)	4,285	176,799
United Parcel Service, Inc., Class B	502	78,929
United Rentals, Inc.	237	135,901
UnitedHealth Group, Inc.	455	239,544
Security Description	Shares	Value
Universal Health Services, Inc., Class B	2,272	$346,344
Valero Energy Corp.	3,813	495,690
Ventas, Inc., REIT	1,673	83,382
Veralto Corp.	387	31,835
VeriSign, Inc.(a)	1,467	302,143
Verisk Analytics, Inc.	170	40,606
Verizon Communications, Inc.	8,159	307,594
Vertex Pharmaceuticals, Inc.(a)	666	270,989
VF Corp.	15,485	291,118
Viatris, Inc.	23,816	257,927
VICI Properties, Inc.	2,045	65,195
Visa, Inc., Class A	163	42,437
Vulcan Materials Co.	723	164,128
W R Berkley Corp.	2,190	154,877
Walgreens Boots Alliance, Inc.	26,950	703,664
Walmart, Inc.	4,654	733,703
Walt Disney Co.	2,017	182,115
Warner Bros Discovery, Inc.(a)	16,325	185,778
Waste Management, Inc.	1,016	181,966
Waters Corp.(a)	400	131,692
WEC Energy Group, Inc.	857	72,134
Wells Fargo & Co.	2,541	125,068
Welltower, Inc., REIT	891	80,341
West Pharmaceutical Services, Inc.	136	47,888
Western Digital Corp.(a)	4,893	256,246
Westinghouse Air Brake Technologies Corp.	986	125,123
Westrock Co.	1,422	59,041
Weyerhaeuser Co., REIT	5,057	175,832
Whirlpool Corp.	1,263	153,796
Williams Cos., Inc.	6,592	229,599
Willis Towers Watson PLC	143	34,492
WW Grainger, Inc.	147	121,817
Wynn Resorts Ltd.	742	67,604
Xcel Energy, Inc.	1,184	73,301
Xylem, Inc.	1,649	188,580
Yum! Brands, Inc.	3,766	492,066
Zebra Technologies Corp., Class A(a)	494	135,025
Zimmer Biomet Holdings, Inc.	996	121,213
Zions Bancorp NA	12,027	527,624
Zoetis, Inc.	1,267	250,068
TOTAL INVESTMENTS—99.7% (Cost $85,306,932)		94,078,368
OTHER ASSETS IN EXCESS OF LIABILITIES—0.3%		260,938
NET ASSETS—100.0%		$94,339,306

(a)	Non-income producing security.

PLC=Public Limited Company
REIT=Real Estate Investment Trust

See accompanying notes to financial statements.

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
December 31, 2023

INDUSTRY BREAKDOWN
As of December 31, 2023*
INDUSTRY	PERCENTAGE OF NET ASSETS
Marketed Pharmaceuticals	3.4%
Software for Specific Uses	3.1
Downstream Energy	3.1
Food Distributors	3.1
Restaurants	3.1
Processed Foods	3.1
Competitive Electric Utilities	3.0
Non-Real Estate Banking	2.2
Real Estate Operators and Developers	2.1
Real Estate Rental	2.1
Commercial IT Hardware	2.1
Upstream Energy	2.1
Telecommunication Networks	2.0
Consumer Insurance	2.0
Regulated Electric Utilities	2.0
Content Providers	2.0
Commercial Insurance	2.0
Electric and Electronic Components	1.7
Consumer Electronics	1.7
Capital Markets	1.6
Auto Products	1.6
Consumer Equipment Manufacture	1.6
Mechanical and Structural Components	1.6
Distribution Services	1.6
Specialty Industrial Services	1.6
Apparel and Accessory Retailers	1.6
Personal Care Products	1.5
Transportation and Consumer Auto Services	1.5
Alcohol and Tobacco	1.5
Primary Foods	1.5
Digital Integrated Circuits	1.5
Pharmacies	1.4
Investment Services	1.4
Analog and Mixed Signal Integrated Circuits	1.4
Internet Search and Social Networks	1.4
Consumer Equipment Retail	1.4
Semiconductor Services and Equipment	1.4
Healthcare Providers and Facilities	1.4
Management and IT Services	1.4
Online Distribution Networks	1.4
Transaction Services	1.4
Internet Services	1.3
Healthcare Insurance	1.3
INDUSTRY	PERCENTAGE OF NET ASSETS
Diversified Household and Personal Care Products	1.3%
Accessories and Footwear	1.2
Transport Aerospace and Defense Equipment	1.2
Medical Research Services and Equipment	1.1
Hospital Equipment	1.1
Medical Devices	1.1
Metals	1.1
Industrial Conglomerates	1.1
Chemicals	1.1
Other Raw Materials	1.0
Healthcare Products Distribution	1.0
Gas and Water Utilities	1.0
Midstream Energy	1.0
Other Pharmaceuticals	0.8
Production Equipment	0.8
Operating Systems and Middleware	0.7
Securities Brokers and Dealers	0.5
Consumer Paper Products	0.4
Contract Electronics Services	0.4
Software for Specific Industries	0.3
Branded Apparel	0.3
Other Assets in Excess of Liabilities	0.3
Total	100.0%
*    The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
See accompanying notes to financial statements.

Syntax Stratified MidCap ETF
Schedule of Investments
December 31, 2023

Security Description	Shares	Value
COMMON STOCK—99.8%
Acadia Healthcare Co., Inc.(a)	860	$66,874
Acuity Brands, Inc.	127	26,013
Adient PLC(a)	286	10,399
Advanced Drainage Systems, Inc.	84	11,814
AECOM	172	15,898
Affiliated Managers Group, Inc.	227	34,372
AGCO Corp.	269	32,659
Agree Realty Corp., REIT	103	6,484
Alcoa Corp.	717	24,378
Allegro MicroSystems, Inc.(a)	1,876	56,787
ALLETE, Inc.	343	20,978
Ally Financial, Inc.	930	32,476
Amedisys, Inc.(a)	270	25,666
American Financial Group, Inc.	155	18,428
Amkor Technology, Inc.	2,920	97,148
Annaly Capital Management, Inc.	1,720	33,316
Antero Midstream Corp.	1,827	22,892
Antero Resources Corp.(a)	409	9,276
Apartment Income REIT Corp.	766	26,603
AptarGroup, Inc.	73	9,024
Aramark	2,317	65,108
Arrow Electronics, Inc.(a)	67	8,191
Arrowhead Pharmaceuticals, Inc.(a)	3,004	91,922
ASGN, Inc.(a)	171	16,445
Ashland, Inc.	150	12,647
Aspen Technology, Inc.(a)	212	46,672
Associated Banc-Corp.	1,611	34,459
Autoliv, Inc.	93	10,248
AutoNation, Inc.(a)	278	41,750
Avient Corp.	290	12,055
Avis Budget Group, Inc.	201	35,629
Avnet, Inc.	166	8,366
Axalta Coating Systems Ltd.(a)	321	10,904
Azenta, Inc.(a)	971	63,251
Bank OZK	153	7,624
Belden, Inc.	218	16,840
BellRing Brands, Inc.(a)	882	48,889
Berry Global Group, Inc.	90	6,065
BJ's Wholesale Club Holdings, Inc.(a)	381	25,397
Black Hills Corp.	438	23,630
Blackbaud, Inc.(a)	490	42,483
Boston Beer Co., Inc., Class A(a)	89	30,758
Boyd Gaming Corp.	176	11,019
Brighthouse Financial, Inc.(a)	678	35,880
Brink's Co.	282	24,802
Brixmor Property Group, Inc.	265	6,167
Bruker Corp.	248	18,223
Brunswick Corp.	279	26,993
Burlington Stores, Inc.(a)	177	34,423
BWX Technologies, Inc.	115	8,824
Cable One, Inc.	162	90,168
Security Description	Shares	Value
Cabot Corp.	163	$13,611
CACI International, Inc., Class A(a)	65	21,051
Cadence Bank	252	7,457
Calix, Inc.(a)	1,000	43,690
Capri Holdings Ltd.(a)	651	32,706
Carlisle Cos., Inc.	31	9,685
Carlyle Group, Inc.	855	34,790
Carter's, Inc.	434	32,502
Casey's General Stores, Inc.	88	24,177
Celsius Holdings, Inc.(a)	930	50,704
ChampionX Corp.	649	18,957
Chart Industries, Inc.(a)	87	11,861
Chemed Corp.	45	26,314
Chemours Co.	437	13,783
Chesapeake Energy Corp.	115	8,848
Choice Hotels International, Inc.	95	10,764
Chord Energy Corp.	53	8,810
Churchill Downs, Inc.	86	11,604
Ciena Corp.(a)	945	42,534
Cirrus Logic, Inc.(a)	640	53,242
Civitas Resources, Inc.	124	8,479
Clean Harbors, Inc.(a)	140	24,431
Cleveland-Cliffs, Inc.(a)	1,035	21,135
CNO Financial Group, Inc.	1,359	37,916
CNX Resources Corp.(a)	427	8,540
Coca-Cola Consolidated, Inc.	61	56,632
Cognex Corp.	827	34,519
Coherent Corp.(a)	382	16,628
Columbia Banking System, Inc.	281	7,497
Columbia Sportswear Co.	391	31,100
Comfort Systems USA, Inc.	80	16,454
Commerce Bancshares, Inc.	268	14,314
Commercial Metals Co.	394	19,716
CommVault Systems, Inc.(a)	556	44,397
Concentrix Corp.	221	21,704
COPT Defense Properties	342	8,765
Core & Main, Inc., Class A(a)	275	11,113
Coty, Inc., Class A(a)	16,258	201,924
Cousins Properties, Inc.	374	9,107
Crane Co.	85	10,042
Crane NXT Co.	177	10,066
Crocs, Inc.(a)	304	28,397
Crown Holdings, Inc.	70	6,446
CubeSmart	597	27,671
Cullen/Frost Bankers, Inc.	135	14,646
Curtiss-Wright Corp.	44	9,803
Darling Ingredients, Inc.(a)	664	33,094
Deckers Outdoor Corp.(a)	44	29,411
Dick's Sporting Goods, Inc.	226	33,211
Dolby Laboratories, Inc., Class A	938	80,837
Donaldson Co., Inc.	173	11,306
Doximity, Inc., Class A(a)	3,425	96,037

See accompanying notes to financial statements.

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
December 31, 2023

Security Description	Shares	Value
Dropbox, Inc., Class A(a)	1,520	$44,810
DT Midstream, Inc.	422	23,126
Dynatrace, Inc.(a)	1,549	84,715
Eagle Materials, Inc.	76	15,416
East West Bancorp, Inc.	103	7,411
EastGroup Properties, Inc.	48	8,810
EMCOR Group, Inc.	73	15,726
Encompass Health Corp.	387	25,821
EnerSys	257	25,947
Enovis Corp.(a)	848	47,505
Envista Holdings Corp.(a)	1,790	43,067
EPR Properties	134	6,492
Equitable Holdings, Inc.	1,120	37,296
Equitrans Midstream Corp.	2,364	24,066
Equity LifeStyle Properties, Inc.	355	25,042
Erie Indemnity Co., Class A	120	40,190
Esab Corp.	384	33,262
Essent Group Ltd.	635	33,490
Essential Utilities, Inc.	656	24,502
Euronet Worldwide, Inc.(a)	347	35,217
Evercore, Inc., Class A	103	17,618
Exelixis, Inc.(a)	3,272	78,495
ExlService Holdings, Inc.(a)	720	22,212
Exponent, Inc.	189	16,640
Federated Hermes, Inc.	976	33,047
Fidelity National Financial, Inc.	675	34,438
First American Financial Corp.	509	32,800
First Financial Bankshares, Inc.	247	7,484
First Horizon Corp.	1,029	14,571
First Industrial Realty Trust, Inc.	172	9,059
FirstCash Holdings, Inc.	246	26,664
Five Below, Inc.(a)	162	34,532
Floor & Decor Holdings, Inc., Class A(a)	170	18,965
Flowers Foods, Inc.	1,449	32,617
Flowserve Corp.	271	11,171
Fluor Corp.(a)	497	19,467
FNB Corp.	543	7,477
Fortune Brands Innovations, Inc.	233	17,741
Fox Factory Holding Corp.(a)	150	10,122
Frontier Communications Parent, Inc.(a)	3,597	91,148
FTI Consulting, Inc.(a)	70	13,941
GameStop Corp., Class A(a)	2,025	35,498
Gaming & Leisure Properties, Inc.	230	11,351
Gap, Inc.	1,454	30,403
GATX Corp.	138	16,590
Genpact Ltd.	609	21,138
Gentex Corp.	767	25,050
Glacier Bancorp, Inc.	185	7,644
Globus Medical, Inc., Class A(a)	903	48,121
GoDaddy, Inc., Class A(a)	806	85,565
Goodyear Tire & Rubber Co.(a)	677	9,695
Graco, Inc.	129	11,192
Security Description	Shares	Value
Graham Holdings Co., Class B	62	$43,184
Grand Canyon Education, Inc.(a)	298	39,348
Graphic Packaging Holding Co.	255	6,286
Greif, Inc., Class A	94	6,165
Grocery Outlet Holding Corp.(a)	860	23,186
GXO Logistics, Inc.(a)	274	16,758
H&R Block, Inc.	694	33,569
Haemonetics Corp.(a)	249	21,292
Halozyme Therapeutics, Inc.(a)	1,800	66,528
Hancock Whitney Corp.	316	15,354
Hanover Insurance Group, Inc.	144	17,484
Harley-Davidson, Inc.	738	27,188
Healthcare Realty Trust, Inc.	3,967	68,351
HealthEquity, Inc.(a)	459	30,432
Helen of Troy Ltd.(a)	156	18,846
Hertz Global Holdings, Inc.(a)	4,026	41,830
Hexcel Corp.	176	12,980
HF Sinclair Corp.	446	24,784
Hilton Grand Vacations, Inc.(a)	264	10,608
Home BancShares, Inc.	295	7,472
Houlihan Lokey, Inc.	140	16,787
Hyatt Hotels Corp., Class A	84	10,954
IDACORP, Inc.	213	20,942
Inari Medical, Inc.(a)	165	10,712
Independence Realty Trust, Inc., REIT	1,724	26,377
Ingredion, Inc.	295	32,016
Insperity, Inc.	268	31,415
Integra LifeSciences Holdings Corp.(a)	256	11,149
Interactive Brokers Group, Inc., Class A	507	42,030
International Bancshares Corp.	145	7,876
IPG Photonics Corp.(a)	315	34,190
Iridium Communications, Inc.	2,068	85,119
ITT, Inc.	81	9,665
Janus Henderson Group PLC	1,152	34,733
Jazz Pharmaceuticals PLC(a)	598	73,554
Jefferies Financial Group, Inc.	486	19,639
Jones Lang LaSalle, Inc.(a)	95	17,943
KB Home	739	46,158
KBR, Inc.	303	16,789
Kemper Corp.	765	37,233
Kilroy Realty Corp.	219	8,725
Kinsale Capital Group, Inc.	53	17,750
Kirby Corp.(a)	322	25,271
Kite Realty Group Trust, REIT	271	6,195
Knife River Corp.(a)	225	14,890
Knight-Swift Transportation Holdings, Inc.	285	16,430
Kyndryl Holdings, Inc.(a)	1,139	23,668
Lamar Advertising Co., Class A	56	5,952
Lancaster Colony Corp.	189	31,448
Landstar System, Inc.	89	17,235
Lantheus Holdings, Inc.(a)	227	14,074
Lattice Semiconductor Corp.(a)	815	56,227

See accompanying notes to financial statements.

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
December 31, 2023

Security Description	Shares	Value
Lear Corp.	70	$9,885
Leggett & Platt, Inc.	656	17,168
Lennox International, Inc.	41	18,348
Light & Wonder, Inc.(a)	999	82,028
Lincoln Electric Holdings, Inc.	152	33,054
Lithia Motors, Inc.	140	46,099
Littelfuse, Inc.	96	25,686
LivaNova PLC(a)	903	46,721
Livent Corp.(a)	5,135	92,327
Louisiana-Pacific Corp.	219	15,512
Lumentum Holdings, Inc.(a)	955	50,061
MACOM Technology Solutions Holdings, Inc.(a)	582	54,097
Macy's, Inc.	1,811	36,437
Manhattan Associates, Inc.(a)	188	40,480
ManpowerGroup, Inc.	205	16,291
Marriott Vacations Worldwide Corp.	130	11,036
Masimo Corp.(a)	159	18,636
MasTec, Inc.(a)	239	18,097
Matador Resources Co.	160	9,098
Mattel, Inc.(a)	908	17,143
Maximus, Inc.	370	31,028
MDU Resources Group, Inc.	726	14,375
Medical Properties Trust, Inc.	13,428	65,931
Medpace Holdings, Inc.(a)	198	60,693
MGIC Investment Corp.	1,740	33,565
Middleby Corp.(a)	233	34,291
MKS Instruments, Inc.	599	61,619
Morningstar, Inc.	115	32,918
MP Materials Corp.(a)	1,074	21,319
MSA Safety, Inc.	186	31,402
MSC Industrial Direct Co., Inc., Class A	108	10,936
Murphy Oil Corp.	206	8,788
Murphy USA, Inc.	69	24,603
National Fuel Gas Co.	464	23,279
National Storage Affiliates Trust	685	28,407
Neogen Corp.(a)	926	18,622
Neurocrine Biosciences, Inc.(a)	612	80,637
New Jersey Resources Corp.	536	23,895
New York Community Bancorp, Inc.	718	7,345
New York Times Co., Class A	900	44,091
NewMarket Corp.	22	12,008
Nexstar Media Group, Inc.	283	44,360
NNN REIT, Inc.	146	6,293
Nordstrom, Inc.	1,928	35,572
NorthWestern Energy Group, Inc.	405	20,610
NOV, Inc.	996	20,199
Novanta, Inc.(a)	103	17,346
nVent Electric PLC	424	25,054
OGE Energy Corp.	596	20,818
Old National Bancorp	430	7,263
Old Republic International Corp.	619	18,199
Security Description	Shares	Value
Olin Corp.	208	$11,222
Ollie's Bargain Outlet Holdings, Inc.(a)	326	24,740
Omega Healthcare Investors, Inc.	2,063	63,252
ONE Gas, Inc.	384	24,468
Onto Innovation, Inc.(a)	360	55,044
Option Care Health, Inc.(a)	844	28,434
Ormat Technologies, Inc.	299	22,661
Oshkosh Corp.	315	34,149
Ovintiv, Inc.	205	9,004
Owens Corning	65	9,635
Park Hotels & Resorts, Inc.	690	10,557
Patterson Cos., Inc.	395	11,238
Paylocity Holding Corp.(a)	276	45,499
PBF Energy, Inc., Class A	576	25,321
Penn Entertainment, Inc.(a)	441	11,475
Penske Automotive Group, Inc.	253	40,609
Penumbra, Inc.(a)	45	11,319
Performance Food Group Co.(a)	384	26,554
Permian Resources Corp.	665	9,044
Perrigo Co. PLC	2,428	78,133
Physicians Realty Trust	666	8,864
Pilgrim's Pride Corp.(a)	1,196	33,081
Pinnacle Financial Partners, Inc.	83	7,239
Planet Fitness, Inc., Class A(a)	350	25,550
PNM Resources, Inc.	491	20,426
Polaris, Inc.	264	25,019
Portland General Electric Co.	491	21,280
Post Holdings, Inc.(a)	545	47,993
PotlatchDeltic Corp.	310	15,221
Power Integrations, Inc.	644	52,879
Primerica, Inc.	169	34,773
Progyny, Inc.(a)	697	25,914
Prosperity Bancshares, Inc.	109	7,383
PVH Corp.	293	35,781
Qualys, Inc.(a)	447	87,737
QuidelOrtho Corp.(a)	255	18,793
R1 RCM, Inc.(a)	1,506	15,918
Rambus, Inc.(a)	770	52,552
Range Resources Corp.	287	8,736
Rayonier, Inc.	444	14,834
RBC Bearings, Inc.(a)	32	9,116
Regal Rexnord Corp.	74	10,953
Reinsurance Group of America, Inc.	193	31,224
Reliance Steel & Aluminum Co.	66	18,459
RenaissanceRe Holdings Ltd.	156	30,576
Repligen Corp.(a)	350	62,930
Restoration Hardware, Inc.(a)	72	20,987
Rexford Industrial Realty, Inc.	160	8,976
RLI Corp.	135	17,971
Royal Gold, Inc.	150	18,144
RPM International, Inc.	98	10,940
Ryder System, Inc.	150	17,259

See accompanying notes to financial statements.

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
December 31, 2023

Security Description	Shares	Value
Sabra Health Care REIT, Inc.	4,451	$63,516
Saia, Inc.(a)	41	17,967
Science Applications International Corp.	163	20,264
Scotts Miracle-Gro Co.	3,115	198,581
SEI Investments Co.	524	33,300
Selective Insurance Group, Inc.	179	17,807
Sensata Technologies Holding PLC	945	35,504
Service Corp. International	363	24,847
Shockwave Medical, Inc.(a)	121	23,058
Silgan Holdings, Inc.	142	6,426
Silicon Laboratories, Inc.(a)	414	54,760
Simpson Manufacturing Co., Inc.	51	10,097
Skechers USA, Inc., Class A(a)	519	32,354
SLM Corp.	1,662	31,777
Sonoco Products Co.	110	6,146
Sotera Health Co.(a)	1,638	27,600
SouthState Corp.	88	7,432
Southwest Gas Holdings, Inc.	386	24,453
Southwestern Energy Co.(a)	1,384	9,065
Spire, Inc.	376	23,440
Spirit Realty Capital, Inc.	146	6,379
Sprouts Farmers Market, Inc.(a)	547	26,316
STAG Industrial, Inc., REIT	230	9,030
Starwood Property Trust, Inc.	348	7,315
Stericycle, Inc.(a)	487	24,136
Stifel Financial Corp.	644	44,533
Sunrun, Inc.(a)	1,628	31,958
Super Micro Computer, Inc.(a)	152	43,208
Synaptics, Inc.(a)	470	53,618
Synovus Financial Corp.	193	7,266
Taylor Morrison Home Corp.(a)	873	46,575
TD SYNNEX Corp.	77	8,286
TEGNA, Inc.	2,729	41,754
Tempur Sealy International, Inc.	370	18,859
Tenet Healthcare Corp.(a)	879	66,426
Teradata Corp.(a)	967	42,074
Terex Corp.	611	35,108
Tetra Tech, Inc.	95	15,858
Texas Capital Bancshares, Inc.(a)	547	35,353
Texas Roadhouse, Inc.	557	68,082
Thor Industries, Inc.	221	26,133
Timken Co.	120	9,618
TKO Group Holdings, Inc.	571	46,582
Toll Brothers, Inc.	452	46,461
TopBuild Corp.(a)	55	20,584
Toro Co.	376	36,092
Travel & Leisure Co.	268	10,476
Trex Co., Inc.(a)	234	19,373
U.S. Foods Holding Corp.(a)	566	25,702
U.S. Steel Corp.	503	24,471
UFP Industries, Inc.	54	6,780
Security Description	Shares	Value
UGI Corp.	1,029	$25,313
UMB Financial Corp.	184	15,373
Under Armour, Inc., Class A(a)	1,863	16,376
Under Armour, Inc., Class C(a)	1,976	16,500
United Bankshares, Inc.	199	7,472
United Therapeutics Corp.(a)	299	65,747
Universal Display Corp.	91	17,405
Unum Group	842	38,075
Vail Resorts, Inc.	45	9,606
Valaris Ltd.(a)	289	19,817
Valley National Bancorp	702	7,624
Valmont Industries, Inc.	43	10,041
Valvoline, Inc.(a)	300	11,274
Vishay Intertechnology, Inc.	681	16,324
Visteon Corp.(a)	193	24,106
Vistra Corp.	570	21,956
Vontier Corp.	920	31,786
Vornado Realty Trust, REIT	301	8,503
Voya Financial, Inc.	432	31,519
Watsco, Inc.	24	10,283
Watts Water Technologies, Inc., Class A	54	11,250
Weatherford International PLC(a)	220	21,523
Webster Financial Corp.	659	33,451
Wendy's Co.	3,294	64,167
Werner Enterprises, Inc.	391	16,567
WESCO International, Inc.	50	8,694
Western Union Co.	2,637	31,433
Westlake Corp.	82	11,477
WEX, Inc.(a)	176	34,241
Williams-Sonoma, Inc.	123	24,819
Wingstop, Inc.	256	65,684
Wintrust Financial Corp.	153	14,191
Wolfspeed, Inc.(a)	396	17,230
Woodward, Inc.	65	8,848
WP Carey, Inc., REIT	135	8,749
Wyndham Hotels & Resorts, Inc.	133	10,695
XPO, Inc.(a)	193	16,905
YETI Holdings, Inc.(a)	373	19,314
Ziff Davis, Inc.(a)	1,329	89,296
ZoomInfo Technologies, Inc.(a)	2,685	49,646
TOTAL INVESTMENTS—99.8% (Cost $9,802,204)		11,218,519
OTHER ASSETS IN EXCESS OF LIABILITIES—0.2%		20,677
NET ASSETS—100.0%		$11,239,196

(a)	Non-income producing security.

PLC=Public Limited Company
REIT=Real Estate Investment Trust

See accompanying notes to financial statements.

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
December 31, 2023

INDUSTRY BREAKDOWN
As of December 31, 2023*
INDUSTRY	PERCENTAGE OF NET ASSETS
Healthcare Providers and Facilities	4.5%
Software for Specific Uses	4.3
Production Equipment	4.0
Marketed Pharmaceuticals	3.2
Transaction Services	2.5
Analog and Mixed Signal Integrated Circuits	2.4
Real Estate Banking	2.4
Real Estate Operators and Developers	2.4
Investment Services	2.4
Real Estate Rental	2.4
Telecommunication Networks	2.4
Restaurants	2.3
Commercial IT Hardware	2.3
Consumer Insurance	2.3
Content Providers	2.3
Commercial Insurance	2.3
Management and IT Services	2.2
Chemicals	2.0
Processed Foods	2.0
Semiconductor Services and Equipment	1.9
Transportation and Consumer Auto Services	1.8
Auto Products	1.8
Electric and Electronic Components	1.8
Personal Care Products	1.8
Distribution Services	1.8
Specialty Industrial Services	1.8
Household Care Products	1.8
Upstream Energy	1.8
Gas and Water Utilities	1.7
Consumer Equipment Retail	1.7
Medical Research Services and Equipment	1.7
Mechanical and Structural Components	1.6
Non-Real Estate Banking	1.6
Internet Services	1.6
Consumer Equipment Manufacture	1.5
Hospital Equipment	1.5
Digital Integrated Circuits	1.4
Accessories and Footwear	1.4
Metals	1.3
Medical Devices	1.2
Other Raw Materials	1.2
Branded Apparel	1.2
Food Distributors	1.1
Apparel and Accessory Retailers	0.9
INDUSTRY	PERCENTAGE OF NET ASSETS
Regulated Electric Utilities	0.9%
Downstream Energy	0.9
Primary Foods	0.9
Competitive Electric Utilities	0.9
Internet Search and Social Networks	0.9
Midstream Energy	0.8
Clinical Stage Pharmaceuticals	0.8
Securities Brokers and Dealers	0.8
Consumer Electronics	0.7
Other Pharmaceuticals	0.7
Consumer Services	0.4
Vitamins and Nutritional Supplements	0.4
Software for Specific Industries	0.4
Alcohol and Tobacco	0.3
Healthcare Insurance	0.2
Industrial Conglomerates	0.2
Healthcare Products Distribution	0.1
Other Assets in Excess of Liabilities	0.2
Total	100.0%
*    The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
See accompanying notes to financial statements.

Syntax Stratified SmallCap ETF
Schedule of Investments
December 31, 2023

Security Description	Shares	Value
COMMON STOCK—99.8%
3D Systems Corp.(a)	3,989	$25,330
A10 Networks, Inc.	7,725	101,738
AAON, Inc.	249	18,394
AAR Corp.(a)	266	16,598
Abercrombie & Fitch Co., Class A(a)	209	18,438
ABM Industries, Inc.	451	20,218
Academy Sports & Outdoors, Inc.	702	46,332
Acadia Realty Trust, REIT	554	9,412
ACI Worldwide, Inc.(a)	705	21,573
AdaptHealth Corp.(a)	5,947	43,354
Addus HomeCare Corp.(a)	214	19,870
Adeia, Inc.	3,317	41,098
Adtalem Global Education, Inc.(a)	409	24,111
ADTRAN Holdings, Inc.	16,113	118,269
Advance Auto Parts, Inc.	348	21,238
Advanced Energy Industries, Inc.	256	27,884
AdvanSix, Inc.	804	24,088
AeroVironment, Inc.(a)	315	39,703
Agiliti, Inc.(a)	6,633	52,533
Agilysys, Inc.(a)	234	19,848
Alamo Group, Inc.	90	18,917
Alarm.com Holdings, Inc.(a)	1,730	111,793
Alaska Air Group, Inc.(a)	1,105	43,172
Albany International Corp., Class A	314	30,841
Alexander & Baldwin, Inc.	503	9,567
Alkermes PLC(a)	1,450	40,223
Allegiant Travel Co.	525	43,370
Alpha & Omega Semiconductor Ltd.(a)	2,888	75,261
Alpha Metallurgical Resources, Inc.	45	15,251
Ambac Financial Group, Inc.(a)	1,200	19,776
AMC Networks, Inc., Class A(a)	2,749	51,654
American Assets Trust, Inc., REIT	510	11,480
American Axle & Manufacturing Holdings, Inc.(a)	4,350	38,323
American Eagle Outfitters, Inc.	812	17,182
American Equity Investment Life Holding Co.(a)	888	49,550
American States Water Co.	658	52,916
American Woodmark Corp.(a)	140	12,999
America's Car-Mart, Inc.(a)	323	24,474
Ameris Bancorp	58	3,077
AMERISAFE, Inc.	822	38,453
AMN Healthcare Services, Inc.(a)	134	10,034
Amphastar Pharmaceuticals, Inc.(a)	926	57,273
Andersons, Inc.	531	30,554
ANI Pharmaceuticals, Inc.(a)	1,072	59,110
Anywhere Real Estate, Inc.(a)	5,168	41,912
Apogee Enterprises, Inc.	253	13,513
Apollo Commercial Real Estate Finance, Inc., REIT	247	2,900
Apollo Medical Holdings, Inc.(a)	1,966	75,298
Apple Hospitality REIT, Inc.	1,295	21,510
Security Description	Shares	Value
Applied Industrial Technologies, Inc.	114	$19,687
Arbor Realty Trust, Inc.	198	3,006
ArcBest Corp.	138	16,589
Archrock, Inc.	964	14,846
Arcosa, Inc.	211	17,437
Arcus Biosciences, Inc.(a)	1,665	31,801
Arlo Technologies, Inc.(a)	2,098	19,973
Armada Hoffler Properties, Inc., REIT	916	11,331
ARMOUR Residential REIT, Inc.	575	11,109
Armstrong World Industries, Inc.	135	13,273
Artisan Partners Asset Management, Inc., Class A	2,005	88,581
Artivion, Inc.(a)	1,213	21,688
Asbury Automotive Group, Inc.(a)	90	20,247
Assured Guaranty Ltd.	694	51,932
Astec Industries, Inc.	530	19,716
ATI, Inc.(a)	355	16,142
Atlantic Union Bankshares Corp.	79	2,887
ATN International, Inc.	1,531	59,663
Avanos Medical, Inc.(a)	1,032	23,148
Avista Corp.	1,528	54,611
Axcelis Technologies, Inc.(a)	102	13,228
Axos Financial, Inc.(a)	293	15,998
AZZ, Inc.	273	15,859
B Riley Financial, Inc.	519	10,894
B&G Foods, Inc.	1,751	18,385
Badger Meter, Inc.	132	20,377
Balchem Corp.	60	8,925
Banc of California, Inc.	216	2,901
BancFirst Corp.	29	2,823
Bancorp, Inc.(a)	559	21,555
Bank of Hawaii Corp.	224	16,231
BankUnited, Inc.	91	2,951
Banner Corp.	55	2,946
Barnes Group, Inc.	286	9,332
Benchmark Electronics, Inc.	1,705	47,126
Berkshire Hills Bancorp, Inc.	116	2,880
BioLife Solutions, Inc.(a)	2,119	34,434
BJ's Restaurants, Inc.(a)	645	23,226
Blackstone Mortgage Trust, Inc., Class A	130	2,765
Bloomin' Brands, Inc.	861	24,237
Boise Cascade Co.	164	21,215
Boot Barn Holdings, Inc.(a)	331	25,408
Brady Corp., Class A	348	20,424
Brandywine Realty Trust, REIT	2,928	15,811
Bread Financial Holdings, Inc.	713	23,486
Brightsphere Investment Group, Inc.	4,236	81,162
Brinker International, Inc.(a)	529	22,842
Bristow Group, Inc.(a)	547	15,464
Brookline Bancorp, Inc.	267	2,913
Buckle, Inc.	1,171	55,646
Calavo Growers, Inc.	1,033	30,381

See accompanying notes to financial statements.

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
December 31, 2023

Security Description	Shares	Value
Caleres, Inc.	869	$26,704
California Resources Corp.	561	30,675
California Water Service Group	1,027	53,270
Callon Petroleum Co.(a)	939	30,424
Cal-Maine Foods, Inc.	543	31,163
Capitol Federal Financial, Inc.	2,522	16,267
CareTrust REIT, Inc.	4,361	97,599
Cargurus, Inc.(a)	2,281	55,109
Carpenter Technology Corp.	215	15,222
Cars.com, Inc.(a)	2,589	49,113
Catalyst Pharmaceuticals, Inc.(a)	2,320	38,999
Cathay General Bancorp	70	3,120
Cavco Industries, Inc.(a)	72	24,957
Centerspace, REIT	201	11,698
Central Garden & Pet Co.(a)	198	9,922
Central Garden & Pet Co., Class A(a)	222	9,777
Central Pacific Financial Corp.	762	14,996
Century Aluminum Co.(a)	1,781	21,621
Century Communities, Inc.	279	25,428
Cerence, Inc.(a)	5,738	112,809
Certara, Inc.(a)	2,396	42,146
CEVA, Inc.(a)	3,034	68,902
Chatham Lodging Trust, REIT	1,208	12,950
Cheesecake Factory, Inc.	636	22,266
Chefs' Warehouse, Inc.(a)	2,108	62,038
Chesapeake Utilities Corp.	534	56,406
Chico's FAS, Inc.(a)	2,171	16,456
Chuy's Holdings, Inc.(a)	586	22,403
Cinemark Holdings, Inc.(a)	3,346	47,145
City Holding Co.	145	15,988
Clearwater Paper Corp.(a)	915	33,050
Clearway Energy, Inc., Class A	1,140	29,161
Clearway Energy, Inc., Class C	1,080	29,624
Cogent Communications Holdings, Inc.	711	54,079
Cohu, Inc.(a)	888	31,426
Collegium Pharmaceutical, Inc.(a)	1,372	42,230
Community Bank System, Inc.	507	26,420
Community Healthcare Trust, Inc., REIT	3,487	92,894
Compass Minerals International, Inc.	572	14,483
Comstock Resources, Inc.	3,166	28,019
CONMED Corp.	201	22,012
Consensus Cloud Solutions, Inc.(a)	3,855	101,040
CONSOL Energy, Inc.	137	13,773
Consolidated Communications Holdings, Inc.(a)	11,263	48,994
Corcept Therapeutics, Inc.(a)	1,412	45,862
Core Laboratories, Inc.	786	13,881
CoreCivic, Inc.(a)	1,188	17,262
Corsair Gaming, Inc.(a)	2,390	33,699
CorVel Corp.(a)	87	21,507
Cracker Barrel Old Country Store, Inc.	290	22,353
Cross Country Healthcare, Inc.(a)	460	10,414
Security Description	Shares	Value
CSG Systems International, Inc.	629	$33,469
CTS Corp.	804	35,167
Cushman & Wakefield PLC(a)	3,691	39,863
Customers Bancorp, Inc.(a)	491	28,291
CVB Financial Corp.	140	2,827
CVR Energy, Inc.	1,636	49,571
Cytek Biosciences, Inc.(a)	3,671	33,480
Cytokinetics, Inc.(a)	771	64,371
Dana, Inc.	2,403	35,108
Dave & Buster's Entertainment, Inc.(a)	348	18,740
Deluxe Corp.	2,672	57,314
Designer Brands, Inc., Class A	2,956	26,161
DiamondRock Hospitality Co., REIT	1,429	13,418
Digi International, Inc.(a)	2,707	70,382
Digital Turbine, Inc.(a)	3,194	21,911
Dime Community Bancshares, Inc.	114	3,070
Dine Brands Global, Inc.	430	21,349
Diodes, Inc.(a)	909	73,193
DISH Network Corp., Class A(a)	10,771	62,149
Donnelley Financial Solutions, Inc.(a)	1,305	81,393
Dorian LPG Ltd.	1,253	54,969
Dorman Products, Inc.(a)	439	36,617
DoubleVerify Holdings, Inc.(a)	588	21,627
Douglas Emmett, Inc.	1,019	14,775
Dril-Quip, Inc.(a)	654	15,219
DXC Technology Co.(a)	2,760	63,121
DXP Enterprises, Inc.(a)	573	19,310
Dycom Industries, Inc.(a)	225	25,895
Dynavax Technologies Corp.(a)	2,463	34,433
Eagle Bancorp, Inc.	102	3,074
Easterly Government Properties, Inc., REIT	1,152	15,483
Edgewell Personal Care Co.	942	34,505
elf Beauty, Inc.(a)	260	37,528
Ellington Financial, Inc., REIT	850	10,803
Elme Communities, REIT	802	11,709
Embecta Corp.	7,334	138,833
Employers Holdings, Inc.	1,003	39,518
Encore Capital Group, Inc.(a)	475	24,106
Encore Wire Corp.	255	54,468
Energizer Holdings, Inc.	1,061	33,612
Enerpac Tool Group Corp.	578	17,970
Enhabit, Inc.(a)	1,778	18,402
Enova International, Inc.(a)	462	25,576
Enpro, Inc.	63	9,875
Ensign Group, Inc.	184	20,647
Envestnet, Inc.(a)	465	23,027
Enviri Corp.(a)	2,003	18,027
ePlus, Inc.(a)	950	75,848
ESCO Technologies, Inc.	185	21,651
Essential Properties Realty Trust, Inc., REIT	451	11,528
Ethan Allen Interiors, Inc.	560	17,875
EVERTEC, Inc.	839	34,349

See accompanying notes to financial statements.

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
December 31, 2023

Security Description	Shares	Value
EW Scripps Co., Class A(a)	6,318	$50,481
eXp World Holdings, Inc.	2,232	34,641
Extreme Networks, Inc.(a)	3,859	68,073
EZCORP, Inc., Class A(a)	2,518	22,007
Fabrinet(a)	262	49,866
FB Financial Corp.	75	2,989
Federal Signal Corp.	233	17,880
First Bancorp	1,531	25,185
First Bancorp	79	2,924
First Commonwealth Financial Corp.	186	2,872
First Financial Bancorp	120	2,850
First Hawaiian, Inc.	130	2,972
Foot Locker, Inc.	1,747	54,419
FormFactor, Inc.(a)	782	32,617
Forrester Research, Inc.(a)	1,297	34,773
Fortrea Holdings, Inc.(a)	915	31,933
Forward Air Corp.	292	18,358
Four Corners Property Trust, Inc., REIT	362	9,159
Franklin BSP Realty Trust, Inc.	808	10,916
Franklin Electric Co., Inc.	533	51,514
Fresh Del Monte Produce, Inc.	1,179	30,949
Frontdoor, Inc.(a)	564	19,864
Fulgent Genetics, Inc.(a)	1,039	30,037
Fulton Financial Corp.	176	2,897
Gentherm, Inc.(a)	719	37,647
Genworth Financial, Inc., Class A(a)	7,875	52,605
GEO Group, Inc., REIT(a)	1,593	17,252
Getty Realty Corp., REIT	301	8,795
Gibraltar Industries, Inc.(a)	177	13,979
G-III Apparel Group Ltd.(a)	1,032	35,067
Glaukos Corp.(a)	344	27,345
Global Net Lease, Inc., REIT	1,601	15,930
GMS, Inc.(a)	255	21,020
Gogo, Inc.(a)	4,765	48,269
Golden Entertainment, Inc.	418	16,691
Goosehead Insurance, Inc., Class A(a)	463	35,095
Granite Construction, Inc.	509	25,888
Green Brick Partners, Inc.(a)	427	22,178
Green Dot Corp., Class A(a)	3,571	35,353
Green Plains, Inc.(a)	1,209	30,491
Greenbrier Cos., Inc.	427	18,865
Griffon Corp.	1,149	70,032
Group 1 Automotive, Inc.	70	21,332
Guess?, Inc.	743	17,134
Hain Celestial Group, Inc.(a)	1,780	19,491
Hanesbrands, Inc.(a)	8,499	37,906
Hanmi Financial Corp.	146	2,832
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	770	21,237
Harmonic, Inc.(a)	9,369	122,172
Harmony Biosciences Holdings, Inc.(a)	1,060	34,238
Haverty Furniture Cos., Inc.	3,017	107,103
Security Description	Shares	Value
Hawkins, Inc.	349	$24,577
Haynes International, Inc.	288	16,430
Hayward Holdings, Inc.(a)	965	13,124
HB Fuller Co.	83	6,757
HCI Group, Inc.	556	48,594
Healthcare Services Group, Inc.(a)	2,007	20,813
HealthStream, Inc.	1,514	40,923
Heartland Express, Inc.	1,071	15,272
Heidrick & Struggles International, Inc.	335	9,893
Helix Energy Solutions Group, Inc.(a)	1,484	15,256
Helmerich & Payne, Inc.	391	14,162
Heritage Financial Corp.	137	2,930
Hibbett, Inc.	602	43,356
Highwoods Properties, Inc.	405	9,299
Hillenbrand, Inc.	579	27,705
Hilltop Holdings, Inc.	85	2,993
HNI Corp.	408	17,067
Hope Bancorp, Inc.	250	3,020
Horace Mann Educators Corp.	1,481	48,429
Hub Group, Inc., Class A(a)	231	21,238
Hudson Pacific Properties, Inc.	1,917	17,847
Ichor Holdings Ltd.(a)	457	15,369
ICU Medical, Inc.(a)	255	25,434
Independent Bank Corp.	44	2,896
Independent Bank Group, Inc.	68	3,460
Ingevity Corp.(a)	195	9,208
Innospec, Inc.	58	7,148
Innovative Industrial Properties, Inc., REIT	123	12,401
Innoviva, Inc.(a)	2,482	39,811
Insight Enterprises, Inc.(a)	109	19,314
Installed Building Products, Inc.	74	13,529
Insteel Industries, Inc.	359	13,746
Integer Holdings Corp.(a)	244	24,176
Inter Parfums, Inc.	247	35,570
InterDigital, Inc.	309	33,539
Interface, Inc.	1,114	14,059
iRobot Corp.(a)	411	15,906
Ironwood Pharmaceuticals, Inc.(a)	3,581	40,967
Itron, Inc.(a)	279	21,067
J & J Snack Foods Corp.	106	17,717
Jack in the Box, Inc.	619	50,529
Jackson Financial, Inc., Class A	815	41,728
JBG SMITH Properties	945	16,074
JetBlue Airways Corp.(a)	7,280	40,404
John B Sanfilippo & Son, Inc.	182	18,753
John Bean Technologies Corp.	223	22,177
John Wiley & Sons, Inc., Class A	1,076	34,152
Kaiser Aluminum Corp.	468	33,317
Kaman Corp.	724	17,340
Kelly Services, Inc., Class A	436	9,426
Kennametal, Inc.	961	24,784
Kennedy-Wilson Holdings, Inc.	924	11,439

See accompanying notes to financial statements.

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
December 31, 2023

Security Description	Shares	Value
KKR Real Estate Finance Trust, Inc., REIT	216	$2,858
Knowles Corp.(a)	3,070	54,984
Kohl's Corp.	1,329	38,116
Kontoor Brands, Inc.	607	37,889
Koppers Holdings, Inc.	497	25,456
Korn Ferry	171	10,149
Kulicke & Soffa Industries, Inc.	241	13,188
Lakeland Financial Corp.	406	26,455
La-Z-Boy, Inc.	459	16,946
LCI Industries	422	53,050
LeMaitre Vascular, Inc.	400	22,704
Leslie's, Inc.(a)	18,066	124,836
LGI Homes, Inc.(a)	180	23,969
Liberty Energy, Inc.	1,575	28,570
Ligand Pharmaceuticals, Inc.(a)	851	60,778
Lincoln National Corp.	810	21,846
Lindsay Corp.	139	17,953
Liquidity Services, Inc.(a)	2,877	49,513
LiveRamp Holdings, Inc.(a)	576	21,819
LTC Properties, Inc., REIT	594	19,079
Lumen Technologies, Inc.(a)	33,038	60,460
LXP Industrial Trust, REIT	1,190	11,805
M/I Homes, Inc.(a)	191	26,308
Macerich Co.	655	10,107
Madison Square Garden Sports Corp.(a)	70	12,728
Marcus & Millichap, Inc.	885	38,657
Marcus Corp.	3,497	50,986
MarineMax, Inc.(a)	588	22,873
Marten Transport Ltd.	769	16,134
Masterbrand, Inc.(a)	852	12,652
Materion Corp.	123	16,006
Mativ Holdings, Inc.	2,276	34,846
Matson, Inc.	149	16,330
Matthews International Corp., Class A	478	17,519
MaxLinear, Inc.(a)	3,383	80,414
MDC Holdings, Inc.	445	24,586
Medifast, Inc.	792	53,238
Mercer International, Inc.	3,283	31,123
Mercury General Corp.	1,265	47,197
Mercury Systems, Inc.(a)	510	18,651
Merit Medical Systems, Inc.(a)	314	23,851
Meritage Homes Corp.	139	24,214
Mesa Laboratories, Inc.	271	28,393
Methode Electronics, Inc.	1,524	34,641
MGP Ingredients, Inc.	747	73,594
Middlesex Water Co.	796	52,234
MillerKnoll, Inc.	588	15,688
Minerals Technologies, Inc.	129	9,199
Mister Car Wash, Inc.(a)	2,523	21,799
ModivCare, Inc.(a)	360	15,836
Moelis & Co., Class A	246	13,808
Monarch Casino & Resort, Inc.	254	17,564
Security Description	Shares	Value
Monro, Inc.	648	$19,012
Moog, Inc., Class A	118	17,084
Movado Group, Inc.	1,173	35,366
Mr Cooper Group, Inc.(a)	515	33,537
Mueller Industries, Inc.	1,155	54,458
Myers Industries, Inc.	456	8,915
MYR Group, Inc.(a)	183	26,467
Myriad Genetics, Inc.(a)	760	14,546
N-able, Inc.(a)	1,613	21,372
Nabors Industries Ltd.(a)	179	14,612
National Bank Holdings Corp., Class A	682	25,364
National Beverage Corp.(a)	386	19,192
National HealthCare Corp.	220	20,332
National Presto Industries, Inc.	501	40,220
National Vision Holdings, Inc.(a)	1,748	36,586
Navient Corp.	1,183	22,027
NBT Bancorp, Inc.	70	2,934
NCR Atleos Corp.(a)	1,502	36,484
NCR Voyix Corp.(a)	450	7,609
NeoGenomics, Inc.(a)	769	12,442
NetScout Systems, Inc.(a)	3,062	67,211
New York Mortgage Trust, Inc.	1,223	10,432
Newell Brands, Inc.	1,950	16,926
NexPoint Residential Trust, Inc., REIT	338	11,637
NMI Holdings, Inc., Class A(a)	699	20,746
Northern Oil & Gas, Inc.	767	28,433
Northfield Bancorp, Inc.	245	3,082
Northwest Bancshares, Inc.	1,230	15,350
Northwest Natural Holding Co.	1,391	54,166
NOW, Inc.(a)	1,296	14,671
Nu Skin Enterprises, Inc., Class A	1,849	35,908
NV5 Global, Inc.(a)	237	26,335
Oceaneering International, Inc.(a)	725	15,428
ODP Corp.(a)	838	47,179
OFG Bancorp	684	25,636
O-I Glass, Inc.(a)	1,829	29,959
Oil States International, Inc.(a)	2,074	14,082
Olympic Steel, Inc.	249	16,608
OmniAb, Inc.(a),(b)	198	—
OmniAb, Inc.(a),(b)	198	—
Omnicell, Inc.(a)	625	23,519
OPENLANE, Inc.(a)	1,372	20,319
OraSure Technologies, Inc.(a)	3,960	32,472
Organon & Co.	3,402	49,057
OSI Systems, Inc.(a)	163	21,035
Otter Tail Corp.	708	60,159
Outfront Media, Inc.	688	9,604
Owens & Minor, Inc.(a)	2,248	43,319
Oxford Industries, Inc.	176	17,600
Pacific Premier Bancorp, Inc.	102	2,969
Pacira BioSciences, Inc.(a)	1,335	45,043
Palomar Holdings, Inc.(a)	806	44,733

See accompanying notes to financial statements.

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
December 31, 2023

Security Description	Shares	Value
Papa John's International, Inc.	700	$53,361
Par Pacific Holdings, Inc.(a)	1,467	53,355
Park National Corp.	21	2,790
Pathward Financial, Inc.	469	24,824
Patrick Industries, Inc.	372	37,330
Patterson-UTI Energy, Inc.	1,295	13,986
Payoneer Global, Inc.(a)	6,398	33,334
PC Connection, Inc.	284	19,088
PDF Solutions, Inc.(a)	410	13,177
Pebblebrook Hotel Trust	916	14,638
Pediatrix Medical Group, Inc.(a)	7,093	65,965
PennyMac Mortgage Investment Trust, REIT	762	11,392
Perdoceo Education Corp.	1,336	23,460
Perficient, Inc.(a)	1,017	66,939
PGT Innovations, Inc.(a)	371	15,100
Phibro Animal Health Corp., Class A	4,741	54,901
Phillips Edison & Co., Inc., REIT	248	9,047
Phinia, Inc.	739	22,384
Photronics, Inc.(a)	597	18,728
Piper Sandler Cos.	82	14,339
Pitney Bowes, Inc.	4,406	19,386
PJT Partners, Inc., Class A	135	13,752
Plexus Corp.(a)	969	104,778
Powell Industries, Inc.	288	25,459
PRA Group, Inc.(a)	1,057	27,693
Preferred Bank	42	3,068
Premier, Inc., Class A	2,345	52,434
Prestige Consumer Healthcare, Inc.(a)	882	53,996
PriceSmart, Inc.	843	63,883
Privia Health Group, Inc.(a)	663	15,269
ProAssurance Corp.	3,049	42,046
PROG Holdings, Inc.(a)	738	22,812
Progress Software Corp.	370	20,091
ProPetro Holding Corp.(a)	1,679	14,070
Proto Labs, Inc.(a)	1,312	51,116
Provident Financial Services, Inc.	163	2,939
Quaker Chemical Corp.	35	7,470
Quanex Building Products Corp.	378	11,555
QuinStreet, Inc.(a)	1,264	16,204
Radian Group, Inc.	760	21,698
RadNet, Inc.(a)	386	13,421
Ready Capital Corp., REIT	258	2,644
Redwood Trust, Inc., REIT	2,022	14,983
REGENXBIO, Inc.(a)	1,343	24,107
Renasant Corp.	86	2,896
Resideo Technologies, Inc.(a)	704	13,249
Resources Connection, Inc.	917	12,994
Retail Opportunity Investments Corp., REIT	651	9,134
REX American Resources Corp.(a)	663	31,360
Rogers Corp.(a)	51	6,736
RPC, Inc.	2,000	14,560
Rush Enterprises, Inc., Class A	190	9,557
Security Description	Shares	Value
RXO, Inc.(a)	710	$16,515
S&T Bancorp, Inc.	90	3,008
Sabre Corp.(a)	12,685	55,814
Safehold, Inc.	501	11,723
Safety Insurance Group, Inc.	624	47,418
Sally Beauty Holdings, Inc.(a)	3,565	47,343
Sanmina Corp.(a)	1,979	101,661
Saul Centers, Inc., REIT	225	8,836
ScanSource, Inc.(a)	505	20,003
Scholastic Corp.	827	31,178
Schrodinger, Inc.(a)	1,232	44,106
Seacoast Banking Corp. of Florida	105	2,988
Sealed Air Corp.	830	30,312
Select Medical Holdings Corp.	2,796	65,706
Semtech Corp.(a)	3,274	71,733
Sensient Technologies Corp.	355	23,430
Service Properties Trust, REIT	1,600	13,664
ServisFirst Bancshares, Inc.	50	3,331
Shake Shack, Inc., Class A(a)	808	59,889
Shenandoah Telecommunications Co.	2,366	51,153
Shoe Carnival, Inc.	913	27,582
Shutterstock, Inc.	1,095	52,867
Signet Jewelers Ltd.	337	36,147
Simmons First National Corp., Class A	156	3,095
Simply Good Foods Co.(a)	451	17,860
Simulations Plus, Inc.	1,000	44,750
SiriusPoint Ltd.(a)	4,566	52,966
SITE Centers Corp., REIT	647	8,819
SiTime Corp.(a)	572	69,830
Six Flags Entertainment Corp.(a)	644	16,152
SJW Group	796	52,019
SkyWest, Inc.(a)	803	41,917
SL Green Realty Corp.	341	15,403
SM Energy Co.	791	30,628
SMART Global Holdings, Inc.(a)	3,747	70,931
SolarEdge Technologies, Inc.(a)	315	29,484
Sonic Automotive, Inc., Class A	390	21,922
Sonos, Inc.(a)	2,029	34,777
Southside Bancshares, Inc.	90	2,819
SpartanNash Co.	2,575	59,096
SPS Commerce, Inc.(a)	109	21,129
SPX Technologies, Inc.(a)	556	56,162
St. Joe Co.	202	12,156
STAAR Surgical Co.(a)	420	13,108
Standard Motor Products, Inc.	896	35,670
Standex International Corp.	425	67,311
Stellar Bancorp, Inc.	106	2,951
Stepan Co.	94	8,888
Steven Madden Ltd.	837	35,154
Stewart Information Services Corp.	611	35,896
StoneX Group, Inc.(a)	513	37,875
Strategic Education, Inc.	270	24,940

See accompanying notes to financial statements.

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
December 31, 2023

Security Description	Shares	Value
Stride, Inc.(a)	406	$24,104
Sturm Ruger & Co., Inc.	1,123	51,040
Summit Hotel Properties, Inc., REIT	1,924	12,929
Sun Country Airlines Holdings, Inc.(a)	2,304	36,242
SunCoke Energy, Inc.	1,506	16,174
SunPower Corp.(a)	11,282	54,492
Sunstone Hotel Investors, Inc.	1,211	12,994
Supernus Pharmaceuticals, Inc.(a)	1,218	35,249
Sylvamo Corp.	541	26,569
Talos Energy, Inc.(a)	2,093	29,783
Tandem Diabetes Care, Inc.(a)	5,469	161,773
Tanger, Inc.	330	9,148
TechTarget, Inc.(a)	523	18,232
Telephone & Data Systems, Inc.	2,646	48,554
Tennant Co.	271	25,119
Thryv Holdings, Inc.(a)	2,565	52,198
TimkenSteel Corp.(a)	686	16,087
Titan International, Inc.(a)	589	8,764
Tompkins Financial Corp.	47	2,831
Tootsie Roll Industries, Inc.	523	17,385
Topgolf Callaway Brands Corp.(a)	3,830	54,922
TreeHouse Foods, Inc.(a)	432	17,906
Tri Pointe Homes, Inc.(a)	698	24,709
Trinity Industries, Inc.	636	16,911
TripAdvisor, Inc.(a)	2,750	59,207
Triumph Financial, Inc.(a)	341	27,341
Triumph Group, Inc.(a)	1,428	23,676
TrueBlue, Inc.(a)	646	9,910
Trupanion, Inc.(a)	1,696	51,745
TrustCo Bank Corp.	489	15,183
Trustmark Corp.	108	3,011
TTEC Holdings, Inc.	464	10,055
TTM Technologies, Inc.(a)	3,311	52,347
Two Harbors Investment Corp.	790	11,005
U.S. Physical Therapy, Inc.	158	14,716
U.S. Silica Holdings, Inc.(a)	1,265	14,307
UFP Technologies, Inc.(a)	124	21,333
Ultra Clean Holdings, Inc.(a)	437	14,919
UniFirst Corp.	112	20,486
United Community Banks, Inc.	99	2,897
United Fire Group, Inc.	1,857	37,363
United Natural Foods, Inc.(a)	3,936	63,881
Uniti Group, Inc., REIT	1,994	11,525
Unitil Corp.	1,050	55,198
Universal Corp.	1,090	73,379
Universal Health Realty Income Trust, REIT	344	14,878
Upbound Group, Inc.	1,242	42,191
Urban Edge Properties	501	9,168
Urban Outfitters, Inc.(a)	1,364	48,681
USANA Health Sciences, Inc.(a)	361	19,350
Varex Imaging Corp.(a)	1,428	29,274
Security Description	Shares	Value
Vector Group Ltd.	5,990	$67,567
Veeco Instruments, Inc.(a)	440	13,653
Veradigm, Inc.(a)	3,911	41,026
Vericel Corp.(a)	3,877	138,060
Veris Residential, Inc., REIT	975	15,337
Veritex Holdings, Inc.	127	2,955
Verra Mobility Corp.(a)	1,530	35,236
Vestis Corp.	1,035	21,880
Viad Corp.(a)	484	17,521
Viasat, Inc.(a)	1,627	45,475
Viavi Solutions, Inc.(a)	3,420	34,439
Vicor Corp.(a)	640	28,762
Victoria's Secret & Co.(a)	627	16,641
Vir Biotechnology, Inc.(a)	2,727	27,434
Virtus Investment Partners, Inc.	382	92,352
Vista Outdoor, Inc.(a)	1,822	53,877
Vital Energy, Inc.(a)	663	30,160
Wabash National Corp.	683	17,498
WaFd, Inc.	478	15,755
Walker & Dunlop, Inc.	353	39,187
Warrior Met Coal, Inc.	241	14,694
WD-40 Co.	92	21,994
Westamerica BanCorp	53	2,990
Whitestone REIT	760	9,340
Winnebago Industries, Inc.	699	50,943
WisdomTree, Inc.	12,152	84,213
WK Kellogg Co.	1,510	19,841
Wolverine World Wide, Inc.	3,672	32,644
World Acceptance Corp.(a)	178	23,234
World Kinect Corp.	2,355	53,647
Worthington Enterprises, Inc.	160	9,208
Worthington Steel, Inc.(a)	315	8,851
WSFS Financial Corp.	68	3,123
Xencor, Inc.(a)	1,298	27,557
Xenia Hotels & Resorts, Inc., REIT	976	13,293
Xerox Holdings Corp.	2,180	39,959
XPEL, Inc.(a)	667	35,918
Xperi, Inc.(a)	6,614	72,886
Yelp, Inc.(a)	1,123	53,163
TOTAL INVESTMENTS—99.8% (Cost $15,390,236)		17,847,358
OTHER ASSETS IN EXCESS OF LIABILITIES—0.2%		44,474
NET ASSETS—100.0%		$17,891,832

(a)	Non-income producing security.
(b)	Fair valued by Adviser.

PLC=Public Limited Company
REIT=Real Estate Investment Trust

See accompanying notes to financial statements.

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
December 31, 2023

INDUSTRY BREAKDOWN
As of December 31, 2023*
INDUSTRY	PERCENTAGE OF NET ASSETS
Healthcare Providers and Facilities	3.4%
Commercial IT Hardware	2.7
Software for Specific Uses	2.7
Consumer Equipment Retail	2.6
Upstream Energy	2.5
Consumer Insurance	2.5
Auto Products	2.5
Medical Devices	2.5
Marketed Pharmaceuticals	2.5
Non-Real Estate Banking	2.5
Real Estate Operators and Developers	2.5
Telecommunication Networks	2.4
Investment Services	2.4
Real Estate Banking	2.4
Management and IT Services	2.3
Real Estate Rental	2.2
Transportation and Consumer Auto Services	2.2
Transaction Services	2.2
Content Providers	2.2
Mechanical and Structural Components	2.2
Apparel and Accessory Retailers	2.1
Software for Specific Industries	2.1
Consumer Equipment Manufacture	2.1
Electric and Electronic Components	1.9
Commercial Insurance	1.8
Restaurants	1.8
Gas and Water Utilities	1.8
Specialty Industrial Services	1.8
Production Equipment	1.7
Distribution Services	1.7
Food Distributors	1.7
Digital Integrated Circuits	1.6
Analog and Mixed Signal Integrated Circuits	1.6
Other Pharmaceuticals	1.6
Hospital Equipment	1.5
Contract Electronics Services	1.4
Semiconductor Services and Equipment	1.4
Internet Search and Social Networks	1.2
Other Raw Materials	1.2
Alcohol and Tobacco	1.2
Branded Apparel	1.2
Metals	1.2
Online Distribution Networks	1.2
Chemicals	1.2
INDUSTRY	PERCENTAGE OF NET ASSETS
Healthcare Products Distribution	1.1%
Processed Foods	1.0
Primary Foods	1.0
Consumer Electronics	1.0
Clinical Stage Pharmaceuticals	1.0
Regulated Electric Utilities	1.0
Downstream Energy	0.9
Transport Aerospace and Defense Equipment	0.9
Personal Care Products	0.8
Industrial Conglomerates	0.8
Medical Research Services and Equipment	0.7
Competitive Electric Utilities	0.6
Accessories and Footwear	0.6
Midstream Energy	0.3
Securities Brokers and Dealers	0.2
Household Care Products	0.2
Consumer Paper Products	0.2
Vitamins and Nutritional Supplements	0.1
Other Assets in Excess of Liabilities	0.2
Total	100.0%
*    The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
See accompanying notes to financial statements.

Syntax Stratified U.S. Total Market ETF
Schedule of Investments
December 31, 2023

Security Description	Shares	Value
EXCHANGE-TRADED FUNDS—99.9%
Syntax Stratified LargeCap ETF(a)	214,702	$15,275,554
Syntax Stratified MidCap ETF(a)	44,388	1,813,862
Syntax Stratified SmallCap ETF(a)	20,404	912,475
TOTAL INVESTMENTS—99.9% (Cost $16,782,639)		18,001,891
OTHER ASSETS IN EXCESS OF LIABILITIES—0.1%		14,871
NET ASSETS—100.0%		$18,016,762

(a)	Affiliated investment. The Fund's transactions and earnings are as follows:
Affiliated Investments	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value December 31, 2023	Shares as of December 31, 2023	Dividend Income	Net Capital Gain Distributions
Syntax Stratified LargeCap ETF	$10,227,667	$8,058,605	$(4,600,364)	$414,775	$1,174,871	$15,275,554	214,702	$268,067	$—
Syntax Stratified MidCap ETF	1,219,902	970,260	(617,803)	27,573	213,930	1,813,862	44,388	19,332	—
Syntax Stratified SmallCap ETF	603,858	526,513	(298,981)	(1,249)	82,334	912,475	20,404	10,593	—
Total	$12,051,427	$9,555,378	$(5,517,148)	$441,099	$1,471,135	$18,001,891	279,494	$297,992	$—

ETF=Exchange Traded Fund
PORTFOLIO COMPOSITION
AS OF December 31, 2023
ASSET TYPE	PERCENTAGE OF NET ASSETS
Large Cap ETF	84.8%
Mid Cap ETF	10.1
Small Cap ETF	5.0
Other Assets in Excess of Liabilities	0.1
Total	100.0%
See accompanying notes to financial statements.

Syntax Stratified U.S. Total Market Hedged ETF
Schedule of Investments
December 31, 2023

Security Description	Shares	Value
EXCHANGE-TRADED FUNDS—92.1%
Syntax Stratified LargeCap ETF(a)	389,434	$27,707,333
Syntax Stratified MidCap ETF(a)	80,513	3,290,067
Syntax Stratified SmallCap ETF(a)	37,008	1,655,013
TOTAL EXCHANGE-TRADED FUNDS (Cost $30,286,880)		$32,652,413
TOTAL PURCHASED OPTIONS—7.8% (Cost $2,781,058)		$2,752,755
TOTAL INVESTMENTS—99.9% (Cost $33,067,938)		35,405,168
OTHER ASSETS IN EXCESS OF LIABILITIES—0.1%		50,580
NET ASSETS—100.0%		$35,455,748

(a)	Affiliated investment. The Fund's transactions and earnings are as follows:
Affiliated Investments	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value December 31, 2023	Shares as of December 31, 2023	Dividend Income	Net Capital Gain Distributions
Syntax Stratified LargeCap ETF	$30,028,261	$171,727	$(5,602,215)	$115,168	$2,994,392	$27,707,333	389,434	$497,228	$—
Syntax Stratified MidCap ETF	3,582,911	17,982	(807,763)	(42,661)	539,598	3,290,067	80,513	35,860	—
Syntax Stratified SmallCap ETF	1,773,361	109,649	(387,239)	(16,656)	175,898	1,655,013	37,008	19,651	—
Total	$35,384,533	$299,358	$(6,797,217)	$55,851	$3,709,888	$32,652,413	506,955	$552,739	$—

ETF=Exchange Traded Fund

Purchased Put Options — 7.8%
Exchange-Traded Options — 7.8%

Description	Number of Contracts	Notional Amount	Cost	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	690	$32,796,390	$2,781,058	$490	12/19/25	$2,752,755
Total			$2,781,058			$2,752,755
Total Purchased Options — 7.8%			$2,781,058			$2,752,755

See accompanying notes to financial statements.

Syntax Stratified U.S. Total Market Hedged ETF
Schedule of Investments  (continued)
December 31, 2023

PORTFOLIO COMPOSITION
AS OF December 31, 2023
ASSET TYPE	PERCENTAGE OF NET ASSETS
Large Cap ETF	78.1%
Mid Cap ETF	9.3
Small Cap ETF	4.7
Purchased Options	7.8
Other Assets in Excess of Liabilities	0.1
Total	100.0%
See accompanying notes to financial statements.

Syntax Stratified Total Market II ETF
Schedule of Investments
December 31, 2023

Security Description	Shares	Value
EXCHANGE-TRADED FUNDS—99.9%
Syntax Stratified LargeCap ETF(a)	92,028	$6,547,581
Syntax Stratified MidCap ETF(a)	19,030	777,638
Syntax Stratified SmallCap ETF(a)	8,747	391,169
TOTAL INVESTMENTS—99.9% (Cost $6,796,748)		7,716,388
OTHER ASSETS IN EXCESS OF LIABILITIES—0.1%		5,135
NET ASSETS—100.0%		$7,721,523

(a)	Affiliated investment. The Fund's transactions and earnings are as follows:
Affiliated Investments	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value December 31, 2023	Shares as of December 31, 2023	Dividend Income	Net Capital Gain Distributions
Syntax Stratified LargeCap ETF	$6,680,122	$1,831,236	$(2,773,951)	$370,536	$439,638	$6,547,581	92,028	$114,902	$—
Syntax Stratified MidCap ETF	796,872	214,688	(363,843)	59,061	70,860	777,638	19,030	8,288	—
Syntax Stratified SmallCap ETF	394,418	128,844	(177,275)	17,424	27,758	391,169	8,747	4,541	—
Total	$7,871,412	$2,174,768	$(3,315,069)	$447,021	$538,256	$7,716,388	119,805	$127,731	$—

ETF=Exchange Traded Fund
PORTFOLIO COMPOSITION
AS OF December 31, 2023
ASSET TYPE	PERCENTAGE OF NET ASSETS
Large Cap ETF	84.8%
Mid Cap ETF	10.1
Small Cap ETF	5.0
Other Assets in Excess of Liabilities	0.1
Total	100.0%
See accompanying notes to financial statements.

Syntax ETF Trust
Statements of Assets and Liabilities
December 31, 2023

	Syntax Stratified LargeCap ETF	Syntax Stratified MidCap ETF	Syntax Stratified SmallCap ETF
ASSETS
Investments in securities of unaffiliated issuers	$94,078,368	$11,218,519	$17,847,358
Total Investments	94,078,368	11,218,519	17,847,358
Cash	154,062	13,133	38,234
Receivable from investments sold	—	92,341	16,841
Dividends receivable	131,256	10,892	12,525
Total Assets	94,363,686	11,334,885	17,914,958
LIABILITIES
Payable for investments purchased	—	92,379	17,177
Accrued Management fee	23,988	3,264	5,877
Accrued Other fees	392	46	72
Total Liabilities	24,380	95,689	23,126
NET ASSETS	$94,339,306	$11,239,196	$17,891,832
NET ASSETS CONSISTS OF:
Paid in Capital	$90,865,178	$10,413,967	$17,591,187
Distributable earnings (accumulated loss)	3,474,128	825,229	300,645
NET ASSETS	$94,339,306	$11,239,196	$17,891,832
NET ASSET VALUE PER SHARE	$71.20	$40.87	$44.73
SHARES OUTSTANDING (unlimited number of shares authorized, no par value)	1,325,000	275,000	400,000
COST OF INVESTMENTS	$85,306,932	$9,802,204	$15,390,236

See accompanying notes to financial statements.

Syntax ETF Trust
Statements of Assets and Liabilities (continued)
December 31, 2023

	Syntax Stratified U.S. Total Market ETF	Syntax Stratified U.S. Total Market Hedged ETF	Syntax Stratified Total Market II ETF
ASSETS
Investments in securities of unaffiliated issuers	$—	$2,752,755	$—
Investments in securities of affiliated issuers	18,001,891	32,652,413	7,716,388
Total Investments	18,001,891	35,405,168	7,716,388
Cash	15,495	51,160	5,403
Cash at broker	—	9,949	—
Other Assets	—	151	—
Total Assets	18,017,386	35,466,428	7,721,791
LIABILITIES
Accrued Management fee	550	10,534	236
Accrued Other fees	74	146	32
Total Liabilities	624	10,680	268
NET ASSETS	$18,016,762	$35,455,748	$7,721,523
NET ASSETS CONSISTS OF:
Paid in Capital	$16,815,247	$35,555,458	$6,801,004
Distributable earnings (accumulated loss)	1,201,515	(99,710)	920,519
NET ASSETS	$18,016,762	$35,455,748	$7,721,523
NET ASSET VALUE PER SHARE	$45.04	$40.52	$44.12
SHARES OUTSTANDING (unlimited number of shares authorized, no par value)	400,000	875,000	175,000
Investments in securities of unaffiliated issuers	$—	$2,781,058	$—
Investments in securities of affiliated issuers	16,782,639	30,286,880	6,796,748
TOTAL COST OF INVESTMENTS	$16,782,639	$33,067,938	$6,796,748
See accompanying notes to financial statements.

Syntax ETF Trust
Statements of Operations
For the year ended December 31, 2023

	Syntax Stratified LargeCap ETF	Syntax Stratified MidCap ETF	Syntax Stratified SmallCap ETF
INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $725, $0 and $185, respectively)	$1,960,764	$152,678	$269,673
Total Investment Income	1,960,764	152,678	269,673
EXPENSES
Management fee	430,397	47,592	78,942
Other fees	4,686	518	860
Total Expenses	435,083	48,110	79,802
Expense Waiver/Reimbursement	(143,465)	(10,576)	(8,771)
Net Expenses	291,618	37,534	71,031
NET INVESTMENT INCOME (LOSS)	1,669,146	115,144	198,642
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from transactions in investment securities	(3,334,829)	(241,942)	(871,806)
Net realized gain (loss) from in-kind redemptions of investment securities	4,653,201	207,347	694,377
Net realized gain (loss)	1,318,372	(34,595)	(177,429)
Net change in unrealized appreciation (depreciation) on investments	9,290,508	1,614,649	2,074,273
NET REALIZED AND UNREALIZED GAIN (LOSS)	10,608,880	1,580,054	1,896,844
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$12,278,026	$1,695,198	$2,095,486

See accompanying notes to financial statements.

Syntax ETF Trust
Statements of Operations (continued)
For the year ended December 31, 2023

	Syntax Stratified U.S. Total Market ETF	Syntax Stratified U.S. Total Market Hedged ETF	Syntax Stratified Total Market II ETF
INVESTMENT INCOME
Dividend income from affiliated investments	$297,992	$552,739	$127,731
Interest income	—	23	—
Total Investment Income	297,992	552,762	127,731
EXPENSES
Management fee	115,029	367,839	56,432
Other fees	752	1,802	369
Total Expenses	115,781	369,641	56,801
Expense Waiver/Reimbursement	(109,576)	(236,142)	(53,841)
Net Expenses	6,205	133,499	2,960
NET INVESTMENT INCOME (LOSS)	291,787	419,263	124,771
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from transactions in investment securities	—	(2,160,048)	—
Net realized gain (loss) from transactions in affiliated investment securities	(15,630)	280	1,871
Net realized gain (loss) from in-kind redemptions of affiliated investment securities	456,729	55,571	445,150
Net realized gain (loss) from transactions in written options	—	(101,781)	—
Net realized gain (loss)	441,099	(2,205,978)	447,021
Net change in unrealized appreciation (depreciation) on investments	—	136,359	—
Net change in unrealized appreciation (depreciation) on affiliated investments	1,471,135	3,709,888	538,256
Net change in unrealized appreciation (depreciation) on written options	—	(36,069)	—
Net change in unrealized appreciation/depreciation	1,471,135	3,810,178	538,256
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,912,234	1,604,200	985,277
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$2,204,021	$2,023,463	$1,110,048
See accompanying notes to financial statements.

Syntax ETF Trust
Statements of Changes in Net Assets

	Syntax Stratified LargeCap ETF		Syntax Stratified MidCap ETF
	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,669,146	$1,566,033	$115,144	$94,191
Net realized gain (loss)	1,318,372	10,384,726	(34,595)	116,559
Net change in unrealized appreciation (depreciation)	9,290,508	(20,614,829)	1,614,649	(1,692,568)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	12,278,026	(8,664,070)	1,695,198	(1,481,818)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(1,685,545)	(1,615,742)	(119,767)	(98,761)
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS:
Proceeds from Shares Sold	11,652,916	40,681,880	—	3,611,175
Cost of Shares Redeemed	(25,124,668)	(41,868,028)	(902,596)	(1,645,322)
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS:	(13,471,752)	(1,186,148)	(902,596)	1,965,853
NET INCREASE (DECREASE) IN NET ASSETS DURING THE PERIOD	(2,879,271)	(11,465,960)	672,835	385,274
NET ASSETS AT BEGINNING OF PERIOD	97,218,577	108,684,537	10,566,361	10,181,087
NET ASSETS AT END OF PERIOD	$94,339,306	$97,218,577	$11,239,196	$10,566,361
SHARE TRANSACTIONS:
Shares sold	175,000	650,000	—	100,000
Shares redeemed	(375,000)	(650,000)	(25,000)	(50,000)
NET INCREASE (DECREASE)	(200,000)	—	(25,000)	50,000

See accompanying notes to financial statements.

Syntax ETF Trust
Statements of Changes in Net Assets (continued)

	Syntax Stratified SmallCap ETF		Syntax Stratified U.S. Total Market ETF
	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$198,642	$191,554	$291,787	$188,361
Net realized gain (loss)	(177,429)	(554,098)	441,099	431,524
Net change in unrealized appreciation (depreciation)	2,074,273	(3,915,877)	1,471,135	(2,256,593)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,095,486	(4,278,421)	2,204,021	(1,636,708)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(207,681)	(205,319)	(291,600)	(199,218)
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS:
Proceeds from Shares Sold	—	3,505,189	9,398,823	6,300,901
Cost of Shares Redeemed	(2,251,923)	(2,175,507)	(5,352,062)	(9,439,823)
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS:	(2,251,923)	1,329,682	4,046,761	(3,138,922)
NET INCREASE (DECREASE) IN NET ASSETS DURING THE PERIOD	(364,118)	(3,154,058)	5,959,182	(4,974,848)
NET ASSETS AT BEGINNING OF PERIOD	18,255,950	21,410,008	12,057,580	17,032,428
NET ASSETS AT END OF PERIOD	$17,891,832	$18,255,950	$18,016,762	$12,057,580
SHARE TRANSACTIONS:
Shares sold	—	75,000	225,000	150,000
Shares redeemed	(50,000)	(50,000)	(125,000)	(225,000)
NET INCREASE (DECREASE)	(50,000)	25,000	100,000	(75,000)

See accompanying notes to financial statements.

Syntax ETF Trust
Statements of Changes in Net Assets (continued)

	Syntax Stratified U.S. Total Market Hedged ETF		Syntax Stratified Total Market II ETF
	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2023	For the Period June 14, 2022(a) to December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$419,263	$408,508	$124,771	$123,564
Net realized gain (loss)	(2,205,978)	1,831,889	447,021	289,750
Net change in unrealized appreciation (depreciation)	3,810,178	(4,071,870)	538,256	381,384
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,023,463	(1,831,473)	1,110,048	794,698
DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(419,412)	(1,332,695)	(126,201)	(146,930)
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS:
Proceeds from Shares Sold	—	4,999,857	2,099,188	18,582,640
Cost of Shares Redeemed	(5,741,899)	(7,769,157)	(3,236,977)	(11,354,943)
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS:	(5,741,899)	(2,769,300)	(1,137,789)	7,227,697
NET INCREASE (DECREASE) IN NET ASSETS DURING THE PERIOD	(4,137,848)	(5,933,468)	(153,942)	7,875,465
NET ASSETS AT BEGINNING OF PERIOD	39,593,596	45,527,064	7,875,465	—
NET ASSETS AT END OF PERIOD	$35,455,748	$39,593,596	$7,721,523	$7,875,465
SHARE TRANSACTIONS:
Shares sold	—	125,000	50,000	500,000
Shares redeemed	(150,000)	(200,000)	(75,000)	(300,000)
NET INCREASE (DECREASE)	(150,000)	(75,000)	(25,000)	200,000

(a)	Fund commenced operations on June 14, 2022.
See accompanying notes to financial statements.

Syntax ETF Trust
Financial Highlights
Selected data for a share outstanding throughout each period

	Syntax Stratified LargeCap ETF
	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	For the Period January 2, 2019(a) to December 31, 2019
Net asset value, beginning of period	$63.75	$71.27	$55.99	$50.73	$40.00
Income (loss) from investment operations:
Net investment income (loss)(b)	1.16	1.03	0.92	0.88	0.84
Net realized and unrealized gain (loss)	7.54	(7.47)	15.14	5.29	10.68
Total from investment operations	8.70	(6.44)	16.06	6.17	11.52
Less Distributions from:
Net investment income	(1.25)	(1.08)	(0.78)	(0.82)	(0.79)
Net realized gains	—	—	—	(0.09)	—
Net asset value, end of period	$71.20	$63.75	$71.27	$55.99	$50.73
Total return(c)	13.67%	(9.02)%(d)	28.76%	12.18%	28.81%(e)
Ratios and Supplemental Data:
Net assets, end of period (000s)	$94,339	$97,219	$108,685	$41,989	$62,149
Ratios to average net assets:
Total expenses	0.45%	0.45%	0.45%	0.45%	0.80%(f)
Net expenses(g)	0.30%	0.30%	0.30%	0.30%	0.30%(f)
Net investment income (loss)(g)	1.75%	1.58%	1.39%	1.83%	1.80%(f)
Portfolio turnover rate(h)	23%	31%	25%	36%	34%(e)

(a)	Fund commenced operations on January 2, 2019.
(b)	Per Share numbers have been calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of Shares at net asset value per Share on the first day and a sale at net asset value per Share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation. Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Performance would have been lower had the waivers/reimbursements not been in effect.
(d)	If the Sub-Adviser had not made a special reimbursement during the period ended December 31, 2022, the total return would have been (9.13)%. See Note 6.
(e)	Not annualized.
(f)	Annualized.
(g)	Net of expenses waived/reimbursed by the Advisor.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Shares.
See accompanying notes to financial statements.

Syntax ETF Trust
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	Syntax Stratified MidCap ETF
	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	For the Period January 16, 2020(a) to December 31, 2020
Net asset value, beginning of period	$35.22	$40.72	$34.21	$30.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.41	0.35	0.31	0.29
Net realized and unrealized gain (loss)	5.68	(5.49)	7.14	4.22
Total from investment operations	6.09	(5.14)	7.45	4.51
Less Distributions from:
Net investment income	(0.44)	(0.36)	(0.28)	(0.30)
Net realized gains	—	—	(0.66)	—
Net asset value, end of period	$40.87	$35.22	$40.72	$34.21
Total return(c)	17.29%	(12.61)%	21.95%	15.04%(d)
Ratios and Supplemental Data:
Net assets, end of period (000s)	$11,239	$10,566	$10,181	$3,421
Ratios to average net assets:
Total expenses	0.45%	0.45%	0.45%	0.45%(e)
Net expenses(f)	0.35%	0.35%	0.34%	0.30%(e)
Net investment income (loss)(f)	1.09%	0.97%	0.77%	1.10%(e)
Portfolio turnover rate(g)	44%	45%	50%	52%(d)

(a)	Fund commenced operations on January 16, 2020.
(b)	Per Share numbers have been calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of Shares at net asset value per Share on the first day and a sale at net asset value per Share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation. Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Performance would have been lower had the waivers/reimbursements not been in effect.
(d)	Not annualized.
(e)	Annualized.
(f)	Net of expenses waived/reimbursed by the Advisor.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Shares.
See accompanying notes to financial statements.

Syntax ETF Trust
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	Syntax Stratified SmallCap ETF
	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	For the Period May 28, 2020(a) to December 31, 2020
Net asset value, beginning of period	$40.57	$50.38	$43.07	$30.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.48	0.44	0.45	0.20
Net realized and unrealized gain (loss)	4.20	(9.79)	10.44	13.24
Total from investment operations	4.68	(9.35)	10.89	13.44
Less Distributions from:
Net investment income	(0.52)	(0.46)	(0.47)	(0.19)
Net realized gains	—	—	(3.11)	(0.18)
Net asset value, end of period	$44.73	$40.57	$50.38	$43.07
Total return(c)	11.57%	(18.55)%(d)	25.72%	44.82%(e)
Ratios and Supplemental Data:
Net assets, end of period (000s)	$17,892	$18,256	$21,410	$17,226
Ratios to average net assets:
Total expenses	0.45%	0.45%	0.45%	0.45%(f)
Net expenses(g)	0.40%	0.40%	0.37%	0.30%(f)
Net investment income (loss)(g)	1.13%	1.01%	0.87%	0.93%(f)
Portfolio turnover rate(h)	47%	50%	40%	40%(e)

(a)	Fund commenced operations on May 28, 2020.
(b)	Per Share numbers have been calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of Shares at net asset value per Share on the first day and a sale at net asset value per Share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation. Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Performance would have been lower had the waivers/reimbursements not been in effect.
(d)	If the Sub-Adviser had not made a special reimbursement during the period ended December 31, 2022, the total return would have been (18.68)%. See Note 6.
(e)	Not annualized.
(f)	Annualized.
(g)	Net of expenses waived/reimbursed by the Advisor.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Shares.
See accompanying notes to financial statements.

Syntax ETF Trust
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	Syntax Stratified U.S. Total Market ETF
	Year Ended December 31, 2023	Year Ended December 31, 2022	For the Period March 18, 2021(a) to December 31, 2021
Net asset value, beginning of period	$40.19	$45.42	$40.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.80	0.78	0.56
Net realized and unrealized gain (loss)	4.78	(5.34)	5.52
Total from investment operations	5.58	(4.56)	6.08
Less Distributions from:
Net investment income	(0.73)	(0.63)	(0.62)
Net realized gains	—	(0.04)	(0.04)
Net asset value, end of period	$45.04	$40.19	$45.42
Total return(c)	13.89%	(10.05)%	15.20%(d)
Ratios and Supplemental Data:
Net assets, end of period (000s)	$18,017	$12,058	$17,032
Ratios to average net assets:
Total expenses(e)	0.75%	0.75%	0.76%(f)
Net expenses(e),(g)	0.04%	0.04%	0.05%(f)
Net investment income (loss)(g)	1.90%	1.87%	1.64%(f)
Portfolio turnover rate(h)	1%	1%	2%(d)

(a)	Fund commenced operations on March 18, 2021.
(b)	Per Share numbers have been calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of Shares at net asset value per Share on the first day and a sale at net asset value per Share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation. Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Performance would have been lower had the waivers/reimbursements not been in effect.
(d)	Not annualized.
(e)	Does not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Net of expenses waived/reimbursed by the Advisor.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Shares.
See accompanying notes to financial statements.

Syntax ETF Trust
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	Syntax Stratified U.S. Total Market Hedged ETF
	Year Ended December 31, 2023	Year Ended December 31, 2022	For the Period June 15, 2021(a) to December 31, 2021
Net asset value, beginning of period	$38.63	$41.39	$40.40
Income (loss) from investment operations:
Net investment income (loss)(b)	0.44	0.37	0.43
Net realized and unrealized gain (loss)	1.93	(1.83)	1.00(c)
Total from investment operations	2.37	(1.46)	1.43
Less Distributions from:
Net investment income	(0.48)	(0.40)	(0.44)
Net realized gains	—	(0.90)	—
Net asset value, end of period	$40.52	$38.63	$41.39
Total return(d)	6.14%	(3.53)%	3.54%(e)
Ratios and Supplemental Data:
Net assets, end of period (000s)	$35,456	$39,594	$45,527
Ratios to average net assets:
Total expenses(f)	1.00%	1.00%	1.00%(g)
Net expenses(f),(h)	0.36%	0.38%	0.38%(g)
Net investment income (loss)(h)	1.14%	0.94%	1.96%(g)
Portfolio turnover rate(i)	12%	35%	88%(e)

(a)	Fund commenced operations on June 15, 2021.
(b)	Per Share numbers have been calculated using the average shares method.
(c)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share gain or loss amount does not correlate to the aggregate of the net realized and unrealized gain or loss in the Statements of Operations for the year ended December 31, 2021, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.
(d)	Total return is calculated assuming a purchase of Shares at net asset value per Share on the first day and a sale at net asset value per Share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation. Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Performance would have been lower had the waivers/reimbursements not been in effect.
(e)	Not annualized.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Net of expenses waived/reimbursed by the Advisor.
(i)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Shares.
See accompanying notes to financial statements.

Syntax ETF Trust
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	Syntax Stratified Total Market II ETF
	Year Ended December 31, 2023	For the Period June 14, 2022(a) to December 31, 2022
Net asset value, beginning of period	$39.38	$37.04
Income (loss) from investment operations:
Net investment income (loss)(b)	0.68	0.41
Net realized and unrealized gain (loss)	4.78	2.67
Total from investment operations	5.46	3.08
Less Distributions from:
Net investment income	(0.71)	(0.62)
Net realized gains	(0.01)	(0.12)
Net asset value, end of period	$44.12	$39.38
Total return(c)	13.89%	8.29%(d)
Ratios and Supplemental Data:
Net assets, end of period (000s)	$7,722	$7,875
Ratios to average net assets:
Total expenses(e)	0.75%	0.75%(f)
Net expenses(e),(g)	0.04%	0.05%(f)
Net investment income (loss)(g)	1.66%	1.79%(f)
Portfolio turnover rate(h)	1%	11%(d)

(a)	Fund commenced operations on June 14, 2022.
(b)	Per Share numbers have been calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of Shares at net asset value per Share on the first day and a sale at net asset value per Share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation. Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Performance would have been lower had the waivers/reimbursements not been in effect.
(d)	Not annualized.
(e)	Does not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Net of expenses waived/reimbursed by the Advisor.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Shares.
See accompanying notes to financial statements.

Syntax ETF Trust
Notes to Financial Statements
December 31, 2023

Note  1—Organization
Syntax ETF Trust (the “Trust”), was organized under the laws of the State of Delaware as a statutory trust on June 27, 2013 pursuant to an Agreement and Declaration of Trust (the “Trust Deed”). Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF, Syntax Stratified SmallCap ETF, Syntax Stratified U.S. Total Market ETF, Syntax Stratified U.S. Total Market Hedged ETF and Syntax Stratified Total Market II ETF (each a “Fund”, and collectively, the “Funds”), are each a series of the Trust.
Each Fund is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The Funds have no fixed termination date and will continue unless a Fund is otherwise terminated under the terms of the Trust or unless and until required by law. Syntax Advisors, LLC (the “Advisor” or “Syntax Advisors”), a New York limited liability company, serves as the Funds’ investment adviser.
Investment Objectives:
The following Funds seek to provide investment results that, before expenses, correspond generally to the total return performance of publicly traded equity securities of companies comprising the respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
Syntax Stratified LargeCap ETF	Syntax Stratified LargeCap Index
Syntax Stratified MidCap ETF	Syntax Stratified MidCap Index
Syntax Stratified SmallCap ETF	Syntax Stratified SmallCap Index
Each Fund’s investment objective is to provide long-term total investment returns (capital gains plus income). To achieve the investment objective for Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF and Syntax Stratified SmallCap ETF, the Advisor will seek to track the performance of each Underlying Index, which are stratified-weight versions of the widely used S&P 500® Index, S&P MidCap 400® Index and S&P SmallCap 600® Index, respectively. In addition, the Funds may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds.
The Syntax Stratified U.S. Total Market ETF seeks to obtain capital growth that meets or exceeds the performance of the S&P Composite 1500® Index (“1500 Index”) by investing in Syntax Stratified Weight ETFs (each, an “Underlying Fund” and collectively, the “Syntax Underlying Funds” or “Underlying Funds”), exchange traded funds (“ETFs”) or underlying securities that provide Stratified WeightTM U.S. total equity market exposure. The targeted Underlying Funds and/or the securities will comprise the Syntax Stratified LargeCap ETF, the Syntax Stratified MidCap ETF, and the Syntax Stratified SmallCap ETF, or portfolios of securities that hold comparable securities in comparable classes in a Stratified Weight methodology.
The Syntax Stratified U.S. Total Market Hedged ETF seeks to obtain capital growth that meets or exceeds the performance of the 1500 Index over a full market cycle by investing in the Underlying Funds or underlying securities that provide Stratified WeightTM U.S. total equity market exposure to companies in the 1500 Index while seeking risk-managed growth via a defined risk hedging process. The Fund will also invest in index options for risk management purposes and to seek to generate additional returns. The strategy used to select the Fund’s equity investments and its hedging strategy is called the “Stratified Defined Risk Strategy”. In order to accomplish the Fund’s hedging strategy, Swan Global Investments, LLC utilizes a put options hedging strategy to hedge some of the Fund’s equity exposure. The put strategy is executed using mostly exchange-traded S&P 500 Index put options that have an inverse relationship to the S&P 500 Index. To seek to generate additional returns or hedge, the Options Sub-Adviser also buys and sells shorter-term (generally 1-3 month) put and call options on equity indices, and engages in various longer-term (12-24 month) spread option strategies.

Syntax ETF Trust
Notes to Financial Statements  (continued)
December 31, 2023

Note  1—Organization–(continued)
The Syntax Stratified Total Market II ETF seeks to obtain capital growth that exceeds the performance of the 1500 Index over a full market cycle by investing in ETFs or underlying securities that provide Stratified WeightTM U.S. total equity market exposure to companies in the 1500 Index.
Refer to the Additional Strategies Information section of each Fund’s prospectus for more information on the methodology of the Syntax Indices.
Note  2—Significant Accounting Policies
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies. The accompanying financial statements of the Funds are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and in accordance with ASC as set forth by the FASB. Each Fund maintains its financial records in U.S. dollars and follows the accrual basis of accounting.
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates.
The following is a summary of significant accounting policies used by the Funds.
In-Kind Seeding
The seeding (capital required to fund initial creation units to commence trading) of the Syntax ETFs was provided by two different methods: cash delivered at closing and in-kind seeding. The Syntax Stratified U.S. Total Market ETF was seeded by cash only. All of the other Syntax ETFs were seeded by a combination of cash and in-kind seeding. The particulars of the in-kind seeding for each of the remaining Syntax ETFs are described below:
Syntax Stratified LargeCap ETF was seeded through the exchange of ETF Shares for the securities held by the Syntax 500 Series of Syntax Index Series LP on January 2, 2019, Syntax Stratified MidCap ETF was seeded through the exchange of ETF Shares for the securities held by the Syntax 400 Series of Syntax Index Series LP on January 16, 2020, Syntax Stratified SmallCap ETF was seeded through the exchange of ETF Shares for the securities held by affiliated funds managed by the Advisor on May 28, 2020, the Syntax Stratified U.S. Total Market Hedged ETF was seeded through the exchange of ETF shares for the securities held by affiliated funds managed by the Advisor and private accounts on June 15, 2021 and Syntax Stratified Total Market II ETF was seeded through the exchange of ETF shares for the securities held by affiliated funds managed by the Advisor and private accounts on June 14, 2022 (the “Transactions”). The Syntax Index Series LP was managed by the Advisor.
The Transactions were structured as tax-free exchanges of shares. The Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF and Syntax Stratified SmallCap ETF carried forward the historical cost basis of investments and cumulative unrealized gains and losses as reported by the respective affiliated funds managed by the Advisor prior to the Transactions to align ongoing financial reporting. Investment companies carry substantially all their assets at fair market value for periodic and ongoing reporting. The primary use of historical cost basis is to determine both realized and unrealized gains and losses.

Syntax ETF Trust
Notes to Financial Statements  (continued)
December 31, 2023

Note  2—Significant Accounting Policies–(continued)
The Transactions resulted in the following:
	Initial Market Value of Securities acquired by Fund	Cost Basis	Unrealized Gain (Loss)
Syntax Stratified LargeCap ETF	$33,554,457	$35,543,619	(1,989,162)
Syntax Stratified MidCap ETF	2,785,553	2,336,742	448,811
Syntax Stratified SmallCap ETF	11,391,517	10,089,586	1,301,931
Net assets and other attributes contributed for Syntax Stratified U.S. Total Market Hedged ETF were $4,064,100 in cash and securities at fair market of $39,364,199 and unrealized appreciation of $19,014,829, in exchange for 1,075,000 shares at a NAV of $40.40. Net assets and other attributes contributed for Syntax Stratified Total Market II ETF were $8,150,000 in cash and securities at fair market of $3,888,326 and unrealized appreciation of $1,363,061 in exchange for 325,000 shares at a NAV of $37.04. The fair value of assets contributed for Syntax Stratified U.S. Total Market Hedged ETF and Syntax Stratified Total Market II ETF became the new cost basis for financial reporting purposes.
Investment Valuation
The Funds value their investments at fair value. The following methodologies are used to determine the market value or fair value of investments. Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value. Exchange traded purchased and written options shall be valued at the mean between the current bid and ask prices on the day of valuation.
Effective September 8, 2022, the Adviser has been designated as the Funds' valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Funds' Board of Trustees. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Board of Trustees (“Trustees”) of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
Under GAAP for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Quoted prices in active markets for identical investments
•	Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Syntax ETF Trust
Notes to Financial Statements  (continued)
December 31, 2023

Note  2—Significant Accounting Policies–(continued)
•	Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The following table summarizes the value of each Fund’s investments within the fair value hierarchy as of December 31, 2023.
Description	Level 1	Level 2	Level 3	Total
Syntax Stratified LargeCap ETF
INVESTMENTS:
Common Stock	$94,078,368	$—	$—	$94,078,368
Total	$94,078,368	$—	$—	$94,078,368
Syntax Stratified MidCap ETF
INVESTMENTS:
Common Stock	$11,218,519	$—	$—	$11,218,519
Total	$11,218,519	$—	$—	$11,218,519
Syntax Stratified SmallCap ETF
INVESTMENTS:
Common Stock	$17,847,358	$—	$—*	$17,847,358
Total	$17,847,358	$—	$—	$17,847,358
Syntax Stratified U.S. Total Market ETF
INVESTMENTS:
Exchange-Traded Funds	$18,001,891	$—	$—	$18,001,891
Total	$18,001,891	$—	$—	$18,001,891
Syntax Stratified U.S. Total Market Hedged ETF
INVESTMENTS:
Exchange-Traded Funds	$32,652,413	$—	$—	$32,652,413
Purchased Options	$2,752,755	$—	$—	$2,752,755
Total	$35,405,168	$—	$—	$35,405,168
Syntax Stratified Total Market II ETF
INVESTMENTS:
Exchange-Traded Funds	$7,716,388	$—	$—	$7,716,388
Total	$7,716,388	$—	$—	$7,716,388

*	As of December 31, 2023, level 3 common stocks held in Syntax Stratified SmallCapETF represented 0.0% of the Fund’s net assets.
Refer to the Schedule of Investments for industry classifications.

Syntax ETF Trust
Notes to Financial Statements  (continued)
December 31, 2023

Note  2—Significant Accounting Policies–(continued)
Distributions
Funds declare and distribute dividends from net investment income to its holders of Shares (“Shareholders”), if any, annually. Capital gain distributions, if any, are generally declared and paid annually. Additional distributions may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed net investment income and capital gains. The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for GAAP purposes.
Cash
Cash consists of cash held at the Funds’ custodian, State Street Bank and Trust Company.
Investment Transactions and Investment Income
Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Distributions received by the Funds may include a return of capital that is estimated by the Advisor. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The Funds may invest in real estate investment trusts (“REITs”) if they are part of the index. REITs determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions as dividend income initially and re-designate the prior calendar year’s return of capital or capital gain distributions at year end.
Organizational and Offering costs
Syntax Advisors has agreed to pay all of the Funds’ organizational and offering costs. The organizational and offering costs are not subject to repayment to Syntax Advisors by the Funds.
Federal Income Taxes
For U.S. federal income tax purposes, each Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended (a “RIC”), and intends to continue to qualify as a RIC. As a RIC, each Fund will generally not be subject to U.S. federal income tax for any taxable year on income, including net capital gains, that it distributes to its Shareholders, provided that it distributes on a timely basis at least 90% of its “investment company taxable income” determined prior to the deduction for dividends paid by the Funds (generally, its taxable income other than net capital gain) for such taxable year. In addition, provided that the Funds distribute substantially all of their ordinary income and capital gains during each calendar year, the Funds will not be subject to U.S. federal excise tax. Income and capital gain distributions are determined in accordance with tax regulations which may differ from GAAP. These book-tax differences are primarily due to differing treatments for in-kind transactions, losses deferred due to wash sales, corporate actions, distributions in excess of current earnings and capital loss carryover. In addition, Syntax Stratified U.S. Total Market Hedged ETF claimed a portion of the payments made to redeeming shareholders as a distribution for income tax purposes.
GAAP requires the evaluation of tax positions taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. For GAAP purposes, the Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities.

Syntax ETF Trust
Notes to Financial Statements  (continued)
December 31, 2023

Note  2—Significant Accounting Policies–(continued)
Each Fund has reviewed its tax positions and has determined that no provision for income tax is required in the Fund’s financial statements. Generally, the Funds' tax returns for the prior three fiscal years remain subject to examinations by the Funds’ major tax jurisdictions, which include the United States of America, and the State of New York. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. There were no such expenses for the year ended December 31, 2023.
No income tax returns are currently under examination. The Advisor has analyzed the relevant tax laws and regulations and their application to the Funds’ facts and circumstances and does not believe there are any uncertain tax positions that require recognition of any tax liabilities. Any potential tax liability is also subject to ongoing interpretation of laws by taxing authorities. The tax treatment of each of the Fund’s investments may change over time based on factors including, but not limited to, new tax laws, regulations and interpretations thereof.
During the year ended December 31, 2023, and the year or period ended December 31, 2022, the tax character of distributions paid were as follows:
	Year Ended December 31, 2023			Year or Period Ended December 31, 2022
	Distributions Paid from Ordinary Income	Distributions Paid from Long-Term Gain	Distributions Paid From Return of Capital	Distributions Paid from Ordinary Income	Distributions Paid from Long-Term Gain	Distributions Paid From Return of Capital
Syntax Stratified LargeCap ETF	$1,685,545	$—	$—	$1,615,742	$—	$—
Syntax Stratified MidCap ETF	119,767	—	—	98,761	—	—
Syntax Stratified SmallCap ETF	207,681	—	—	205,319	—	—
Syntax Stratified U.S. Total Market ETF	291,600	—	—	199,218	—	—
Syntax Stratified U.S. Total Market Hedged ETF	419,412	—	—	1,332,695	—	—
Syntax Stratified Total Market II ETF	126,201	—	—	142,712	4,218	—
Permanent book and tax differences, primarily attributed to book and tax basis of redemptions in-kind, taxable distributions in excess of income, and prior year adjustments to estimates resulted in reclassifications. During the year ended December 31, 2023, the following amounts were classified due to permanent differences between book and tax accounting:
	Paid in Capital	Distributable Earnings (Loss)
Syntax Stratified LargeCap ETF	$4,641,241	(4,641,241)
Syntax Stratified MidCap ETF	203,242	(203,242)
Syntax Stratified SmallCap ETF	673,856	(673,856)
Syntax Stratified U.S. Total Market ETF	456,481	(456,481)
Syntax Stratified U.S. Total Market Hedged ETF	43,333	(43,333)
Syntax Stratified Total Market II ETF	445,150	(445,150)

Syntax ETF Trust
Notes to Financial Statements  (continued)
December 31, 2023

Note  2—Significant Accounting Policies–(continued)
At December 31, 2023, the components of distributable earnings (accumulated losses) on a tax basis were as follows:
	Undistrbuted Ordinary Income	Undistributed Long-Term Gain	Capital Loss Carryforward	Post-October Capital Loss Deferrals	Unrealized Appreciation (Depreciation)	Total
Syntax Stratified LargeCap ETF	$—	$—	(5,000,313)	$—	$8,474,441	$3,474,128
Syntax Stratified MidCap ETF	—	—	(587,791)	—	1,413,020	825,229
Syntax Stratified SmallCap ETF	—	—	(2,126,102)	—	2,426,747	300,645
Syntax Stratified U.S. Total Market ETF	187	—	(17,924)	—	1,219,252	1,201,515
Syntax Stratified U.S. Total Market Hedged ETF	27	—	(2,436,911)	—	2,337,174	(99,710)
Syntax Stratified Total Market II ETF	84	—	—	826	919,609	920,519
The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales.
At December 31, 2023, the Funds had the following capital loss carryforwards that may be utilized to offset any net realized capital gains:
	Non-Expiring Long-Term	Non-Expiring Short-Term
Syntax Stratified LargeCap ETF	$4,461,489	$538,824
Syntax Stratified MidCap ETF	447,655	140,136
Syntax Stratified SmallCap ETF	724,601	1,401,501
Syntax Stratified U.S. Total Market ETF	16,092	1,832
Syntax Stratified U.S. Total Market Hedged ETF	597,141	1,839,770
At December 31, 2023, gross unrealized appreciation and gross unrealized depreciation of investment based on cost, including open derivative contracts, for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Syntax Stratified LargeCap ETF	$85,603,927	$13,725,128	(5,250,687)	$8,474,441
Syntax Stratified MidCap ETF	9,805,499	1,950,035	(537,015)	1,413,020
Syntax Stratified SmallCap ETF	15,420,611	3,697,946	(1,271,199)	2,426,747
Syntax Stratified U.S. Total Market ETF	16,782,639	1,246,841	(27,589)	1,219,252
Syntax Stratified U.S. Total Market Hedged ETF	33,067,994	2,589,892	(252,718)	2,337,174
Syntax Stratified Total Market II ETF	6,796,779	919,640	(31)	919,609
Note  3—Derivative Financial Instruments
Syntax Stratified U.S. Total Market Hedged ETF invests in purchased and written options as part of its hedging strategy.
Purchased Options — Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statements of Assets and Liabilities at Investment in securities of unaffiliated issuers. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on

Syntax ETF Trust
Notes to Financial Statements  (continued)
December 31, 2023

Note  3—Derivative Financial Instruments–(continued)
investment valuations discussed above. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Fund had purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option on a security, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.
Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statements of Assets and Liabilities at Written options, at value. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
The following is a summary of the location and the Fund’s fair values of derivative investments disclosed, if any, within the Statements of Assets and Liabilities, categorized by primary market risk exposure as of December 31, 2023.
Asset Derivatives
Location	Equity Contracts	Total
Purchased options:
Investments in securities of unaffiliated issuers	$2,752,755	$2,752,755
Total	$2,752,755	$2,752,755
The following is a summary of the location and the effect of derivative investments, if any, within the Statements of Operations, categorized by primary market risk exposure for the year ended December 31, 2023.
Realized Gain (Loss) on Derivative Instruments
Location	Equity Contracts	Total
Purchased options:
Net realized gain (loss) from transactions in investment securities	$(2,160,048)	$(2,160,048)
Net realized gain (loss) from transactions in written options	$(101,781)	$(101,781)
Total	$(2,261,829)	$(2,261,829)

Syntax ETF Trust
Notes to Financial Statements  (continued)
December 31, 2023

Note  3—Derivative Financial Instruments–(continued)
Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Equity Contracts	Total
Purchased options:
Net change in unrealized appreciation (depreciation) on investment securities	$136,359	$136,359
Net change in unrealized appreciation (depreciation) on written options	$(36,069)	$(36,069)
Total	$100,290	$100,290
The following is a summary of the ending monthly average volume on derivative activity during the year ended December 31, 2023.
Options:
Average value of option contracts purchased	$3,174,935
Average value of option contracts written	(355,242)
Note  4—Investment Transactions
Purchases and sales of investments (including purchased options and excluding in-kind transactions and short term investments) for the year ended December 31, 2023, were as follows:
	Purchases	Sales
Syntax Stratified LargeCap ETF	$22,378,122	$22,028,329
Syntax Stratified MidCap ETF	4,878,131	4,673,585
Syntax Stratified SmallCap ETF	8,728,912	8,291,698
Syntax Stratified U.S. Total Market ETF	156,707	165,308
Syntax Stratified U.S. Total Market Hedged ETF	4,612,062	5,654,304
Syntax Stratified Total Market II ETF	75,615	77,963
For the year ended December 31, 2023, the following Funds had in-kind contributions and redemptions in the amounts as follows:
	In-kind Contributions	In-kind Redemptions
Syntax Stratified LargeCap ETF	$9,973,646	$23,441,757
Syntax Stratified MidCap ETF	—	902,572
Syntax Stratified SmallCap ETF	—	2,246,884
Syntax Stratified U.S. Total Market ETF	9,398,671	5,351,839
Syntax Stratified U.S. Total Market Hedged ETF	—	5,300,100
Syntax Stratified Total Market II ETF	2,099,154	3,237,108
Note  5—Capital Share Transactions
Each Fund will issue or redeem capital shares to certain institutional investors (typically market makers or other broker dealers) on a continuous basis through the Distributor in large blocks of 25,000 capital shares (“Creation Units”). The capital shares are only redeemable in Creation Unit aggregations. Transactions in shares of each Fund are disclosed in detail on the Statements of Changes in Net Assets. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities (“Deposit Securities”) and/or cash constituting a substantial replication, or a representation, of the securities included in the Underlying Index.

Syntax ETF Trust
Notes to Financial Statements  (continued)
December 31, 2023

Note  5—Capital Share Transactions–(continued)
Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The standard transaction fee charge is $1,250, $1,000 and $1,500 for Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF and Syntax Stratified SmallCap ETF, respectively. The standard transaction fee charge is $50 for Syntax Stratified U.S. Total Market ETF, Syntax Stratified U.S. Total Market Hedged ETF and Syntax Stratified Total Market II ETF.
The Adviser may charge an additional, variable fee (sometimes referred to as a “cash-in-lieu” fee) to the extent a Fund permits Authorized Participants to create or redeem Creation Units for cash, or otherwise substitute cash for any Deposit Security. Such cash-in-lieu fees are payable to a fund and are charged to defray the transaction cost to a fund of buying (or selling) Deposit Securities, to cover spreads and slippage costs and to protect existing shareholders. The cash-in-lieu fees will be negotiated between the Adviser and the Authorized Participant and may be different for any given transaction, Business Day or Authorized Participant; however, in no instance will such cash-in-lieu fees exceed 2% of the value of a Creation Unit. From time to time, the Adviser, in its sole discretion, may adjust a fund’s cash-in-lieu fees or reimburse Authorized Participants for all or a portion of the creation or redemption transaction fees.
Note  6—Fund Fees and Expenses
Investment Management Fees: Each Fund pays the Advisor monthly, in arrears, a unitary management fee based on a percentage of the Fund’s average daily net assets that is subject to an Expense Limitation Agreement. The management fee rate for each fund is as follows:
Annual Rate
Syntax Stratified LargeCap ETF	0.45%
Syntax Stratified MidCap ETF	0.45%
Syntax Stratified SmallCap ETF	0.45%
Syntax Stratified U.S. Total Market ETF	0.75%
Syntax Stratified U.S. Total Market Hedged ETF	1.00%
Syntax Stratified Total Market II ETF	0.75%
Syntax Stratified U.S. Total Market ETF, Syntax Stratified U.S. Total Market Hedged ETF and Syntax Stratified Total Market II ETF may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect each Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies, including ETFs. The impact of Acquired Fund Fees and Expenses are included in the total returns of the Fund unless they are waived. The Advisor to the Funds has contractually agreed to reimburse a portion of its management fees for the Fund in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to the Fund in other series of the Trust or, for Syntax Stratified U.S. Total Market Hedged ETF, funds advised or sub-advised by Vantage Consulting Group Inc., the equity sub-adviser, or Swan Global Investments, LLC, the options sub-adviser, through May 1, 2024 for Syntax Stratified U.S. Total Market ETF, Syntax Stratified U.S. Total Market Hedged ETF and Syntax Stratified Total Market II ETF. The Advisor reimbursed management fees of $48,227, $107,398 and $23,744 for acquired fund fees and expenses in affiliated funds for Syntax Stratified U.S. Total Market ETF, Syntax Stratified U.S. Total Market Hedged ETF and Syntax Stratified Total Market II ETF, respectively. These amounts are included in Expense Waiver/Reimbursement in the Statements of Operations and are not subject to recoupment.
The Advisor provides investment advisory, supervisory and administration services under an investment management agreement. The Advisor has agreed to waive its fees and/or absorb expenses of the Funds to ensure that Total Annual Operating Expenses (excluding any (i) interest expense, (ii) taxes, (iii) acquired fund fees and expenses (only with respect to each of the Syntax Stratified LargeCap, MidCap and SmallCap ETFs), (iv) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions, (v) expenses associated with shareholder meetings, (vi) compensation and expenses of the Independent Trustees, (vii) compensation and expenses of the Trust’s chief compliance officer and his or her staff, (viii) distribution fees

Syntax ETF Trust
Notes to Financial Statements  (continued)
December 31, 2023

Note  6—Fund Fees and Expenses–(continued)
and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, (ix) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, and (x) extraordinary expenses of the Fund) ("Excluded Expenses") do not exceed the following expense limitations shown below.
In addition, the Adviser has agreed to waive its fees and/or absorb Excluded Expenses of each fund to ensure that Total Annual Operating Expenses do not exceed the following expense limitation:
Expense Limit
Syntax Stratified LargeCap ETF	0.30%
Syntax Stratified MidCap ETF	0.35%
Syntax Stratified SmallCap ETF	0.40%
Syntax Stratified U.S. Total Market ETF	0.35%
Syntax Stratified U.S. Total Market Hedged ETF	0.65%
Syntax Stratified Total Market II ETF	0.35%
These arrangements cannot be terminated prior to one year from the effective date of the prospectus without the approval of the Board of Trustees. In connection with this arrangement, the Advisor has waived and reimbursed the following amounts in expenses for the year ended December 31, 2023 as noted below.
Expenses Waived and Reimbursed
Syntax Stratified LargeCap ETF	$143,465
Syntax Stratified MidCap ETF	10,576
Syntax Stratified SmallCap ETF	8,771
Syntax Stratified U.S. Total Market ETF	61,349
Syntax Stratified U.S. Total Market Hedged ETF	128,744
Syntax Stratified Total Market II ETF	30,097
Subject to approval by the Funds' Board of Trustees, any waiver and/or reimbursement under an expense limitation agreement entered into between the Advisor and the Trust is subject to repayment by a Fund within 36 months following the month in which fees are waived or reimbursed, if such repayment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the expense limit in place at the time such amounts were waived or reimbursed; and (ii) the Fund’s current expense limit as noted above. At December 31, 2023, the waivers and reimbursements subject to repayment are as follows:
	2024	2025	2026
Syntax Stratified LargeCap ETF	$120,877	$149,044	$143,465
Syntax Stratified MidCap ETF	9,028	9,684	10,576
Syntax Stratified SmallCap ETF	17,104	9,526	8,771
Syntax Stratified U.S. Total Market ETF	58,102	40,344	61,349
Syntax Stratified U.S. Total Market Hedged ETF	86,619	152,651	128,744
Syntax Stratified Total Market II ETF	—	27,622	30,097
Distributor, Distribution and Service Fees: Foreside Fund Services, LLC (“Distributor”) is the Distributor of Fund shares. The Distributor will not distribute Fund shares in less than Creation Units and does not maintain a secondary market in Fund shares. The Distributor may enter into selected dealer agreements with other broker-dealers or other qualified financial institutions for the sale of Creation Units of Fund shares.

Syntax ETF Trust
Notes to Financial Statements  (continued)
December 31, 2023

Note  6—Fund Fees and Expenses–(continued)
Each Fund has a distribution and service plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act, to which payments at an annual rate of up to 0.25% of the Fund’s average daily net assets may be made for the sale and distribution of its Fund shares. No payments pursuant to the Distribution Plan will be made through at least the next twelve (12) months of operations. Additionally, the implementation of any such payments would be approved by the Board prior to implementation.
Vantage Consulting Group, Inc. (“Vantage” or the “Sub-Adviser”) serves as the sub-adviser to the Funds.  It performs both the day-to-day management of the Funds and places orders for the purchase and sale of individual securities for the Funds (equity portfolio only in the case of SHUS). Syntax Advisors compensates Vantage for its services to the Funds.
Swan Global Investments, LLC ("Swan") serves as the options sub-adviser to SHUS. It performs both the day-to-day management of the option strategy for SHUS, and places orders for the purchase and sale of options for SHUS.  Syntax Advisors compensates Swan for its services to the Funds.
An interested Trustee and officers of the Trust are affiliated with the Advisor and receive no compensation from the Trust for serving as officers and/or Trustee.
Note  7—Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience and knowledge of management, the Funds expect the risk of loss to be remote.
Note  8—Risks
As with all investments, there are certain risks of investing in each Fund. Fund Shares will change in value, and you could lose money by investing in the Funds.
Market Risk: Overall securities market risks will affect the value of individual instruments in which the Funds invests, and the market price of a security may fluctuate, sometimes rapidly and unpredictably. U.S. securities markets may additionally be impacted by negative external and or direct and indirect economic factors such as global trade policies, economic growth and market conditions, interest rates, war, terrorism, natural and environmental disasters, public health emergencies and political events. The adverse impact of any one or more of these events on the market value of fund investments could be significant and cause losses.
Market Disruption Risk: Geopolitical and other events, including but not limited to war, terrorism, economic uncertainty, trade disputes and public health crises have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which in turn may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money and encounter operational difficulties. In particular, the global COVID-19 pandemic has had, and is expected to continue to have, a severely adverse impact on the economies of many nations, individual companies and the market in general. The ongoing effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. On February 24, 2022, Russia launched an invasion of Ukraine which has resulted in increased volatility in various financial markets and across various sectors. The U.S. and other countries, along with certain international organizations, have imposed economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to the invasion. The extent and duration of the military action, resulting sanctions, future market disruptions in the region and potential negative impact on other regional and global economic markets of the world are impossible to predict. Such major events have caused temporary market closures, supply chain disruptions, extreme volatility, severe losses, reduced liquidity and increased trading costs. Further, such events may have an impact on

Syntax ETF Trust
Notes to Financial Statements  (continued)
December 31, 2023

Note  8—Risks–(continued)
the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV.
Strategy Risk: The performance of a Syntax stratified-weight version of a major benchmark index may vary significantly from its capitalization-weighted or equal-weighted counterpart due to their differing weighting methodologies. The Syntax indices diversify by adjusting stock weights every quarter to target sector weights grouped by related business risks. Neither a capitalization-weighted benchmark index nor an equally weighted benchmark index with the same constituents has target sector weighting rules; individual security weights vary according to their weighted average market value or the total number of constituents, respectively. As a result, a benchmark index may, at any point in time, hold larger proportions of outperforming stocks and/or sectors. Conversely, a benchmark index may hold smaller proportions of underperforming stocks and/or sectors. Accordingly, a benchmark index may significantly outperform a stratified-weight version of the same index. There is no assurance that the performance of a fund tracking a Syntax stratified-weight benchmark index will be positive, avoid a loss of capital, or meet or exceed that of either a fund tracking a similarly constituted capitalization-weighted or equally weighted benchmark index over any period of time.
Equity Securities Risk: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.
Large-Capitalization Securities Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies. Under certain market conditions the capitalization of a large-size company could decline to the extent that it exhibits the characteristics of a mid-capitalization company.
Small-And Mid-Capitalization Securities Risk: Investing in securities of small and mid-sized companies may involve greater volatility than investing in larger and more established companies because small and mid-sized companies (i) can be subject to more abrupt or erratic share price changes than larger, more established companies, (ii) are more vulnerable to adverse business and economic developments, and (iii) are more thinly traded and less liquid relative to those of larger companies.
Passive Strategy/Index Risk: Each Fund may invest in Syntax Underlying Funds or securities that are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. Because the Syntax Underlying Funds or securities are designed to track the performance of an index, securities may be purchased, retained or sold at times when a more actively managed fund would not do so. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Syntax Underlying Fund's or securities’ return to be lower than if the Fund employed an active strategy. There is no guarantee that the Syntax Underlying Fund’s or securities’ investment results will have a high degree of correlation to those of their respective benchmark or that the Fund will achieve its investment objective.
Market Trading Risk: Each Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of each Fund. Any of these factors, among others, may lead to the Fund Shares trading at a premium or discount to NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares. Such divergence is likely to be greater under stressed market conditions.

Syntax ETF Trust
Notes to Financial Statements  (continued)
December 31, 2023

Note  8—Risks–(continued)
Options Risk: Purchased put options may expire worthless and may have imperfect correlation to the value of the Syntax Stratified U.S. Total Market Hedged ETF’s sector-based investments. Written call and put options may limit the Fund’s participation in equity market gains and may amplify losses in market declines. The Fund’s losses are potentially large in a written put or call transaction. If unhedged, written calls expose the Fund to potentially unlimited losses.
Options Based Risk: Syntax Stratified U.S. Total Market Hedged ETF’s purchase of exchange-traded put options based upon the S&P 500 Index to hedge against downward movements in the Underlying Funds or Securities creates the risk that the hedge may not be effective because the Underlying Funds or Securities contain more constituents and at different weightings than the S&P 500 Index. At times, the performance of the Underlying Funds or Securities can and will differ from the S&P 500 Index upon which the options are based. The implementation of the Defined Risk Strategy also will involve additional purchases and sales of options based on indices other than the S&P 500, which also could create options basis risk.
Derivatives Risk: Syntax Stratified U.S. Total Market Hedged ETF invests in derivatives. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as an index. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described in the Fund’s Prospectus, such as market risk and issuer-specific risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund or the Syntax Underlying Funds may change quickly and without warning and you may lose money.
Please see the Funds' prospectus for a complete discussion of these and other risks.
Note  9—Subsequent Events
Pursuant to a supplement filed on February 29, 2024, an Agreement and Plan of Reorganization was approved by the Syntax ETF Trust board and will be subject to approval by the Syntax Fund’s shareholders via a proxy vote. Other than that, there are no subsequent events requiring recognition or disclosure through the date of issuance of the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF, Syntax Stratified SmallCap ETF, Syntax Stratified U.S. Total Market ETF, Syntax Stratified U.S. Total Market Hedged ETF, and Syntax Stratified Total Market II ETF and Board of Trustees of Syntax ETF Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Syntax ETF Trust comprising the funds listed below (the “Funds”) as of December 31, 2023, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2023, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.
Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF, Syntax Stratified SmallCap ETF	For the year ended December 31, 2023	For the years ended December 31, 2023 and December 31, 2022	For the years ended December 31, 2023, December 31, 2022 and December 31, 2021
Syntax Stratified U.S. Total Market ETF	For the year ended December 31, 2023	For the years ended December 31, 2023 and December 31, 2022	For the years ended December 31, 2023, December 31, 2022 and for the period from March 18, 2021 (commencement of operations) through December 31, 2021
Syntax Stratified U.S. Total Market Hedged ETF	For the year ended December 31, 2023	For the years ended December 31, 2023 and December 31, 2022	For the years ended December 31, 2023, December 31, 2022 and for the period from June 15, 2021 (commencement of operations) through December 31, 2021
Syntax Stratified Total Market II ETF	For the year ended December 31, 2023	For the year ended December 31, 2023 and for the period from June 14, 2022 (commencement of operations) through December 31, 2022	For the year ended December 31, 2023 and for the period from June 14, 2022 (commencement of operations) through December 31, 2022
The Funds’ financial highlights for the years or periods ended December 31, 2020 and prior, were audited by other auditors whose report dated February 24, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2021.

COHEN & COMPANY, LTD.
Cleveland, Ohio
February 29, 2024

Syntax ETF Trust
Other Information
December 31, 2023 (Unaudited)

Federal Tax Information (Unaudited)
The Form 1099-DIV you received in February 2024 showed the tax status of all distributions paid to your account in calendar year 2023. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.
Qualified Dividend Income: For the fiscal year ended December 31, 2023, Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF, Syntax Stratified SmallCap ETF, Syntax Stratified U.S. Total Market ETF,  Syntax Stratified U.S. Total Market Hedged ETF and Syntax Stratified Total Market II ETF, designate approximately $1,874,522, $128,180,  $237,050, $297,992, $552,739 and $127,731, respectively, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for a tax rate not greater than 20%.
Dividends Received Deduction: Corporate shareholders are generally entitled to take the dividends received deduction on the portion of each Fund’s dividend distribution that qualifies under tax law. Of the fiscal 2023 ordinary income dividends for Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF, Syntax Stratified SmallCap ETF, Syntax Stratified U.S. Total Market ETF, Syntax Stratified U.S. Total Market Hedge ETF and Syntax Stratified Total Market II ETF, 100.00%, 100.00%, 100.00%, 100.00%, 100.00% and 100.00%, respectively, qualify for the corporate dividends received deduction.

Syntax ETF Trust
Other Information  (continued)
December 31, 2023 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 01, 2023 to December 31, 2023.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Funds had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
Syntax Stratified LargeCap ETF	0.30%	$1,063.50	$1.56	$1,023.70	$1.53

(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184 for the Fund and the Hypothetical numbers shown, then divided by 365.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
Syntax Stratified MidCap ETF	0.35%	$1,067.10	$1.82	$1,023.40	$1.79

(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184 for the Fund and the Hypothetical numbers shown, then divided by 365.

Syntax ETF Trust
Other Information  (continued)
December 31, 2023 (Unaudited)

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
Syntax Stratified SmallCap ETF	0.40%	$1,048.90	$2.07	$1,023.20	$2.04

(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184 for the Fund and the Hypothetical numbers shown, then divided by 365.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
Syntax Stratified U.S. Total Market ETF	0.04%	$1,061.20	$0.21	$1,025.00	$0.20

(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184 for the Fund and the Hypothetical numbers shown, then divided by 365.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
Syntax Stratified U.S. Total Market Hedged ETF	0.36%	$1,039.40	$1.85	$1,023.40	$1.84

(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184 for the Fund and the Hypothetical numbers shown, then divided by 365.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
Syntax Stratified Total Market II ETF	0.04%	$1,061.20	$0.21	$1,025.00	$0.20

(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184 for the Fund and the Hypothetical numbers shown, then divided by 365.

Syntax ETF Trust
Other Information  (continued)
December 31, 2023 (Unaudited)

Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.syntaxadvisors.com.
Proxy Voting Policies and Procedures and Records
A description of the Funds' proxy voting policies and procedures that are used by the Funds' investment adviser to vote proxies relating to the Funds' portfolio of securities are available (i) without charge, upon request by calling 1-866-972-4492 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.syntaxadvisors.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. The Funds' schedules of investments are available upon request, without charge, by calling 1-866-972-4492 (toll free) and on the Funds’ website at www.syntaxadvisors.com.
Other information regarding the Funds is available on the Funds’ website at www.syntaxadvisors.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Trustees and Officers of the Trust

TRUSTEES
NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING THE LAST 5 YEARS
Independent Trustees
Deborah Fuhr (1959) c/o Syntax Advisors One Liberty Plaza 46th Floor New York, NY 10006	Lead Independent Trustee	Term: Unlimited Trustee since 2018	Co-Founder and Managing Partner, ETFGI LLP (research and consulting) (2012 to present).	9	Co-Founder and Board Member, Women in ETFs (Not for Profit) (2014 to present); Co-founder and Board Member, Women in ETFs Europe Limited (Educational Association) (2015 to present).
George Hornig (1954) c/o Syntax Advisors One Liberty Plaza 46th Floor New York, NY 10006	Independent Trustee and Chairman of the Audit Committee	Term: Unlimited Trustee since 2018	Managing Member, George Hornig, LLC (2017 to present) (investments); Director and Audit Committee Chairman, Forrester Research, Inc. (technology research company) (1997 to 2018); Managing Partner and Co-Founder, The Seed Lab L.P. (early stage venture fund) (2019 to present).	9	Director, Daniel J. Edelman Holding (2016 to present) (global communications marketing firm); Chairman, Xometry (advanced manufacturing platform business) (2013 to present); Director, Vaxxinity (vaccine development biotech firm) (2022 to present); Co-Chairman, Healthwell Acquisition Corp I (2021 to present) (SPAC); Chairman, KBL Merger Corp IV (2017 to 2020) (healthcare acquisition corp).
Richard Lyons (1961) c/o Syntax Advisors One Liberty Plaza 46th Floor New York, NY 10006	Independent Trustee and Chairman of the Nominating and Governance Committee	Term: Unlimited Trustee since 2018	Chief Innovation and Entrepreneurship Officer, UC Berkeley (since 2020); Director (2013 to 2016), Matthews A Share Selections Fund, LLC (mutual funds); Professor and William & Janet Cronk Chair in Innovative Leadership (2019), Dean (2008-19), Haas School of Business, UC Berkeley; Haas School of Business, UC Berkeley; Chief Learning Officer (2006 to 2008), Goldman Sachs (investment banking and investment management); Executive Associate Dean (2005 to 2006), Acting Dean (2004 to 2005), Professor (2000 to 2004), Associate Professor (1996 to 2000), Assistant Professor (1993 to 1996), Haas School of Business, UC Berkeley.	9	Trustee, Matthews International Funds (2009 to present)

Trustees and Officers of the Trust  (continued)

Stewart Myers (1940) c/o Syntax Advisors One Liberty Plaza 46th Floor New York, NY 10006	Independent Trustee	Term: Unlimited Trustee since 2018	Professor Emeritus, MIT Sloan School of Management (since 2015); Principal, The Brattle Group, Inc. (1991-2022); Research Associate, National Bureau of Economic Research (since 1978).	9
Interested Trustees
Rory Riggs (1953) c/o Syntax Advisors One Liberty Plaza 46th Floor New York, NY 10006	Trustee and Chief Executive Officer	Term: Unlimited Trustee since 2017	Founder and Chief Executive Officer, Locus Analytics, LLC (since 2010) (data analytics); Founder and Chief Executive Officer, Syntax Advisors, LLC (Since 2013) (investment advisor); Chief Executive Officer and Founder of Syntax LLC (Since 2009) (index provider and financial analytics management company for Syntax Advisors).	9	Director and Co-Founder, Royalty Pharma (1996 to present) (biopharmaceuticals); Chairman and Co-Founder (2012 to present), Chief Executive Officer (2021 to present) Cibus, Inc. (gene editing agriculture); Director StageZero Life Sciences, fka GeneNews Limited (2000 to present); Director, Intra-Cellular Therapies, Inc. (since 2014); Director, FibroGen, Inc. (1993 to present).
Kathy Cuocolo (1952) c/o Syntax Advisors One Liberty Plaza 46th Floor New York, NY 10006	Trustee	Term: Unlimited Trustee since 2018	President and Senior Vice President, Syntax Advisors, LLC and predecessor companies (2014 to 2021); Managing Director, Head of Global ETF Services, BNY Mellon (2008 to 2013); Executive Vice President, State Street (1982 to 2003); Director, Guardian Life Family of Funds (2005 – 2007); Select Sector Trust, Chairman (2000 to 2007); Director, The China Fund (1999 to 2003).	9	Greenbacker Renewable Energy LLC, Audit Chair (2013 to present); Trustee, Monterey Capital (2021 to present) (acquisition corp.).
The Statement of Additional Information contains further information about the trustees and is available without charge upon your request by calling (866) 972-4492 (toll-free) or by visiting www.syntaxadvisors.com.

Trustees and Officers of the Trust  (continued)

OFFICERS
NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
OFFICERS
Rory Riggs (1953) c/o Syntax Advisors One Liberty Plaza 46th Floor New York, NY 10006	Chief Executive	Since 2018	See Trustee table above
Carly Arison (1990) c/o Syntax Advisors One Liberty Plaza 46th Floor New York, NY 10006	President	Since 2021	President, Senior Vice President, Vice President, and Manager, Syntax Advisors, LLC and predecessor companies (2012 to Present)
David Jaffin (1954) c/o Syntax Advisors One Liberty Plaza 46th Floor New York, NY 10006	Treasurer	Since 2019	Principal, Jaffin CFO Solutions (2023 to present); Partner, B2B CFO® (January 2019 to 2023); Chief Financial Officer, Poliwogg Holdings, Inc. (October 2012 to August 2018).
James Nash (1981) c/o Syntax Advisors One Liberty Plaza 46th Floor New York, NY 10006	Chief Compliance Officer	Since 2022	Mr. Nash currently serves as Director and Fund Chief Compliance Officer at Foreside Fund Officer Services, LLC (d/b/a ACA Group, LLC) (2016 to present).
Bill Belitsky (1979) c/o Syntax Advisors One Liberty Plaza 46th Floor New York, NY 10006	Secretary	Since 2022	Legal counsel to Syntax Advisors LLC (since April 2021); Of Counsel, Paul Hastings LLP (2006 to 2021).

Syntax ETF Trust
(Unaudited)

Fund Advisor
Syntax Advisors, LLC
One Liberty Plaza 46th FI.
New York, NY 10006
Administrator, Custodian and Transfer Agent
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02111
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, OH 44115

Item 2:	Code of Ethics.

(a)	The Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other officers who serve a similar function.

(b)	The Registrant’s code of ethics is reasonably designed as described in this Form N-CSR.

(c)	During the period covered by the report no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, the Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(e)	Not Applicable.

(f)	The Registrant has filed this code of ethics as an exhibit pursuant to Item 13(a)(1) of Form N-CSR.

Item 3:	Audit Committee Financial Experts.

The Registrant’s Board of Trustees has determined that George Hornig, Richard Lyons and Stewart Myers are “audit committee financial experts,” as such term is defined in Item 3 of Form N-CSR. Messrs. Hornig, Lyons and Myers are “independent” under the standards set forth in Item 3 of Form N-CSR. The designation of Messrs. Hornig, Lyons and Myers as “audit committee financial experts” pursuant to Item 3 of Form N-CSR does not (i) impose upon them any duties, obligations, or liabilities that are greater than the duties, obligations and liabilities imposed upon them as a member of the Registrant’s audit committee or Board of Trustees in the absence of such designation; or (ii) affect the duties, obligations or liabilities of any other member of the Registrant’s audit committee or Board of Trustees.

Item 4:	Principal Accountant Fees and Services.

		Fiscal Year Ended 12/31	Fiscal Year Ended 12/31
		2022	2023
(a)	Audit Fees	$101,500	$94,000
(b)	Audit Related Fees(1)	$0	$0
(c)	Tax Fees(2)	$24,000	$24,000
(d)	All Other Fees	$0	$0
	Total	$125,500	$118,000

(1)	Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the fund comprising the Registrant, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(2)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of the distributions for excise tax purposes, fiscal year end taxable income calculations and certain fiscal year end shareholder reporting items on behalf of the fund comprising the Registrant.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures. Generally, the Registrant’s Audit Committee must preapprove (i) all audit and non-audit services performed for the Registrant by the independent accountant and (ii) all non-audit services performed by the Registrant’s independent accountant for the Registrant’s investment adviser, and certain of the adviser’s affiliates that provide ongoing services to the Registrant, if the services to be provided by the accountant relate directly to the operations and financial reporting of the Registrant.

The Audit Committee may delegate preapproval authority to one or more of its members. The member or members to whom such authority is delegated shall report any preapproval decisions to the Audit Committee at its next scheduled meeting.

In accordance with the Procedures, the annual audit services engagement terms and fees for the Registrant will be subject to the preapproval of the Audit Committee. In addition to the annual audit services engagement approved by the Audit Committee, the Audit Committee may grant preapproval for other audit services, which are those services that only the independent accountant reasonably can provide.

Requests or applications to provide services that require separate approval by the Audit Committee will be submitted to the Audit Committee by both the independent accountant and the Registrant’s treasurer, and must include a joint statement as to whether, in their view, the request or application is consistent with the Securities and Exchange Commissions’ rules on auditor independence.

Management will promptly report to the Chair of the Audit Committee any violation of this Procedure of which it becomes aware.

(e)(2)	None of the services described in each of paragraphs (b) through (d) of this Item involved a waiver of the pre-approval requirement by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)	There were no aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal years ended December 31, 2023 and December 31, 2022.

(h)	The Audit Committee of the Registrant’s Board of Trustees has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintain the principal accountant’s independence.

Item 5:	Audit Committee of Listed Registrants.

The following individuals comprise the standing Audit Committee of the Registrant’s Board of Trustees: Deborah Fuhr, George Hornig, Richard Lyons and Stewart Myers.

Item 6:	Investments.

(a)	The Registrant’s Schedules of Investments are included in the Annual Report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11:	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13:	Exhibits.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit, are incorporated herein by reference.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(a)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. A certification for the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Syntax ETF Trust
(Registrant)

By:	/s/ Rory Riggs
Rory Riggs
CEO
(Principal Executive Officer)
Date:	March 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Rory Riggs
Rory Riggs
CEO
(Principal Executive Officer)
Date:	March 8, 2024

By:	/s/ David Jaffin
David Jaffin
Treasurer
(Principal Financial Officer)
Date:	March 8, 2024

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

13(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers
13(a)(2)(i)	Section 302 N-CSR Certification of Principal Executive Officer
13(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer
13(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer